UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-08228

Timothy Plan
(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL            32751
(Address of principal executive offices)                         (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 846-7526

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Timothy Plan US Large/Mid Cap Core ETF

Ticker: TPLC     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2026

The semi-annual shareholder report contains important information about Timothy Plan US Large/Mid Cap Core ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan US Large/Mid Cap Core ETF	$27	0.52%
Footnote	Description
Footnote*	Annualized

FUND STATISTICS

Table Summary
Net Assets	$304,269,774
Number of Portfolio Holdings	270
Portfolio Turnover Rate	20%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	4.1%
Consumer Discretionary	5.9%
Energy	7.2%
Materials	8.1%
Health Care	9.5%
Utilities	11.2%
Financials	12.6%
Information Technology	16.3%
Industrials	24.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Alliant Energy Corp.	0.7%
Evergy, Inc.	0.7%
WEC Energy Group, Inc.	0.7%
DTE Energy Co.	0.7%
Ameren Corp.	0.7%
CenterPoint Energy, Inc.	0.7%
CMS Energy Corp.	0.7%
The Southern Co.	0.7%
Aflac, Inc.	0.7%
Palo Alto Networks, Inc.	0.7%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPLC — SAR (6/26)

Timothy Plan High Dividend Stock ETF

Ticker: TPHD     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2026

The semi-annual shareholder report contains important information about Timothy Plan High Dividend Stock ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan High Dividend Stock ETF	$27	0.52%
Footnote	Description
Footnote*	Annualized

FUND STATISTICS

Table Summary
Net Assets	$350,475,136
Number of Portfolio Holdings	101
Portfolio Turnover Rate	20%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Health Care	2.6%
Consumer Staples	4.3%
Consumer Discretionary	4.6%
Information Technology	5.2%
Materials	9.9%
Energy	14.0%
Financials	14.2%
Industrials	20.7%
Utilities	24.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Alliant Energy Corp.	1.7%
Evergy, Inc.	1.7%
WEC Energy Group, Inc.	1.7%
DTE Energy Co.	1.6%
Ameren Corp.	1.6%
CenterPoint Energy, Inc.	1.6%
CMS Energy Corp.	1.5%
The Southern Co.	1.5%
Aflac, Inc.	1.5%
Atmos Energy Corp.	1.5%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPHD — SAR (6/26)

Timothy Plan US Small Cap Core ETF

Ticker: TPSC     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2026

The semi-annual shareholder report contains important information about Timothy Plan US Small Cap Core ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan US Small Cap Core ETF	$29	0.52%
Footnote	Description
Footnote*	Annualized

FUND STATISTICS

Table Summary
Net Assets	$359,432,062
Number of Portfolio Holdings	437
Portfolio Turnover Rate	30%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	0.7%
Communication Services	0.8%
Consumer Staples	4.6%
Energy	4.9%
Materials	5.4%
Utilities	6.4%
Health Care	7.7%
Information Technology	11.9%
Consumer Discretionary	12.7%
Industrials	20.1%
Financials	24.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
IDACORP, Inc.	0.5%
The Hanover Insurance Group, Inc.	0.5%
New Jersey Resources Corp.	0.4%
American States Water Co.	0.4%
Southwest Gas Holdings, Inc.	0.4%
Watts Water Technologies, Inc., Class A	0.4%
Avista Corp.	0.4%
Portland General Electric Co.	0.4%
ONE Gas, Inc.	0.4%
MGE Energy, Inc.	0.4%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPSC — SAR (6/26)

Timothy Plan International ETF

Ticker: TPIF     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2026

The semi-annual shareholder report contains important information about Timothy Plan International ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan International ETF	$32	0.62%
Footnote	Description
Footnote*	Annualized

FUND STATISTICS

Table Summary
Net Assets	$244,572,686
Number of Portfolio Holdings	372
Portfolio Turnover Rate	18%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	2.0%
Real Estate	2.1%
Consumer Staples	3.1%
Energy	5.8%
Health Care	6.0%
Consumer Discretionary	6.3%
Information Technology	7.4%
Materials	8.7%
Utilities	9.0%
Industrials	23.2%
FinancialsFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
CLP Holdings Ltd.	0.7%
Great-West Lifeco, Inc.	0.6%
Fortis, Inc.	0.6%
Hydro One Ltd.	0.6%
Oversea-Chinese Banking Corp. Ltd.	0.6%
Emera, Inc.	0.6%
United Overseas Bank Ltd.	0.6%
Power Corp. of Canada	0.5%
DBS Group Holdings Ltd.	0.5%
Samsung Electro-Mechanics Co. Ltd.	0.5%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPIF — SAR (6/26)

Timothy Plan Fixed Income ETF

Ticker: TPFI     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2026

The semi-annual shareholder report contains important information about Timothy Plan Fixed Income ETF (the "Fund") for the period of May 5, 2026 to June 30, 2026. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan Fixed Income ETF	$36Footnote Reference**	0.55%
Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

FUND STATISTICS

Table Summary
Net Assets	$21,217,473
Number of Portfolio Holdings	331
Portfolio Turnover Rate	32%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	27.0%
U.S. Treasury Obligations	24.5%
Corporate Bonds	18.0%
Asset-Backed Securities	15.5%
Collateralized Mortgage Obligations	8.4%
Yankee Dollars	3.7%
Senior Secured Loans	2.1%
OtherFootnote Reference**	0.2%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPFI — SAR (6/26)

Timothy Plan Free Cash Flow ETF

Ticker: TPFC     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2026

The semi-annual shareholder report contains important information about Timothy Plan Free Cash Flow ETF (the "Fund") for the period of May 5, 2026 to June 30, 2026. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan Free Cash Flow ETF	$38Footnote Reference**	0.59%
Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

FUND STATISTICS

Table Summary
Net Assets	$39,221,174
Number of Portfolio Holdings	50
Portfolio Turnover Rate	-%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	0.7%
Consumer Discretionary	3.7%
Utilities	6.4%
Industrials	7.1%
Materials	10.4%
Energy	21.6%
Health Care	22.8%
Information TechnologyFootnote Reference**	27.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
ServiceNow, Inc.	4.4%
Phillips 66 Co.	4.0%
Vistra Corp.	3.7%
Diamondback Energy, Inc.	3.6%
NXP Semiconductors NV	3.5%
Humana, Inc.	3.4%
Devon Energy Corp.	3.3%
Coeur Mining, Inc.	3.3%
Tenet Healthcare Corp.	3.2%
Expand Energy Corp.	3.2%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPFC — SAR (6/26)

Timothy Plan Free Cash Flow Growth ETF

Ticker: TPFG     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2026

The semi-annual shareholder report contains important information about Timothy Plan Free Cash Flow Growth ETF (the "Fund") for the period of May 5, 2026 to June 30, 2026. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan Free Cash Flow Growth ETF	$41Footnote Reference**	0.59%
Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

FUND STATISTICS

Table Summary
Net Assets	$35,491,912
Number of Portfolio Holdings	50
Portfolio Turnover Rate	-%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Discretionary	1.5%
Consumer Staples	3.3%
Utilities	4.5%
Materials	5.1%
Health Care	9.2%
Industrials	24.9%
Information TechnologyFootnote Reference**	51.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Seagate Technology Holdings PLC	6.2%
Western Digital Corp.	6.1%
KLA Corp.	5.6%
Caterpillar, Inc.	4.4%
Amphenol Corp., Class A	4.2%
GE Vernova, Inc.	4.0%
Vertiv Holdings Co., Class A	3.9%
Comfort Systems USA, Inc.	3.7%
Broadcom, Inc.	3.5%
Arista Networks, Inc.	3.4%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPFG — SAR (6/26)

(b)  Not applicable.

Item 2. Code of Ethics.

                Not applicable __ only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable __ only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable __ only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable __ only for annual reports.

Item 6.   Investments.

(a)  The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

SEMI-ANNUAL Full Financials
June 30, 2026
Listed and traded on: The New York Stock Exchange
Ticker
Symbol
TIMOTHY PLAN US SMALL CAP CORE ETF
TPSC
TIMOTHY PLAN US LARGE/MID CAP CORE ETF
TPLC
TIMOTHY PLAN HIGH DIVIDEND STOCK ETF
TPHD
TIMOTHY PLAN INTERNATIONAL ETF
TPIF
TIMOTHY PLAN FREE CASH FLOW ETF
TPFC
TIMOTHY PLAN FREE CASH FLOW GROWTH ETF
TPFG
TIMOTHY PLAN FIXED INCOME ETF
TPFI

Table of Contents
• NOT FDIC INSURED •NO BANK GUARANTEE • MAY LOSE VALUE
• INVESTMENTS INVOLVE RISK • PRINCIPAL LOSS IS POSSIBLE
Schedule of Portfolio Investments (Form N-CSR Item 6) ............................................................. 3
Timothy Plan US Small Cap Core ETF
...
3
Timothy Plan US Large/Mid Cap Core ETF
...
9
Timothy Plan High Dividend Stock ETF
...
13
Timothy Plan International ETF
...
15
Timothy Plan Free Cash Flow ETF
...
24
Timothy Plan Free Cash Flow Growth ETF
...
25
Timothy Plan Fixed Income ETF
...
26
Financial Statements (Form N-CSR Item 7) ................................................................................. 37
Statements of Assets and Liabilities
...
37
Statements of Operations 41
Statements of Changes in Net Assets 45
Financial Highlights 48
Notes to Financial Statements (Form N-CSR Item 7) ................................................................... 55
Approval of Investment Advisory and Sub-Advisory Agreement (Form N-CSR Item 11)
..............................................
67

Schedule of Portfolio Investments
June 30, 2026 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.8%)
Communication Services ( 0 .8% ):
Cargurus, Inc., Class A(a) 21,747 741,355
Iridium Communications, Inc. 12,277 673,393
Madison Square Garden
Entertainment Corp., Class A(a) 13,550 1,096,060
U.S. Cellular Corp. 13,757 498,829
3,009,637
Consumer Discretionary ( 12 .7% ):
Academy Sports & Outdoors, Inc. 10,735 505,940
Acushnet Holdings Corp. 10,386 1,231,053
ADT, Inc. 143,754 934,401
Asbury Automotive Group, Inc.(a) 4,077 819,803
AutoNation, Inc.(a) 4,806 892,907
Boot Barn Holdings, Inc.(a) 4,098 673,178
Bright Horizons Family Solutions,
Inc.(a) 7,470 529,474
Brinker International, Inc.(a) 3,945 662,760
Cavco Industries, Inc.(a) 1,078 662,302
Champion Homes, Inc.(a) 7,235 637,548
Columbia Sportswear Co. 11,032 681,998
Covista, Inc.(a) 4,782 596,124
Dana, Inc. 19,711 536,336
Dillard's, Inc., Class A 1,038 548,500
Dorman Products, Inc.(a) 7,024 958,425
Dutch Bros, Inc., Class A(a) 8,728 626,758
Figs, Inc., Class A(a) 31,532 322,572
Five Below, Inc.(a) 3,235 581,621
Frontdoor, Inc.(a) 10,929 847,981
Garrett Motion, Inc. 32,551 1,179,323
Gentex Corp. 37,914 958,087
Global Business Travel Group I(a) 109,174 1,025,144
Graham Holdings Co., Class B 864 986,187
Grand Canyon Education, Inc.(a) 4,705 673,332
Green Brick Partners, Inc.(a) 10,779 862,751
Group 1 Automotive, Inc. 2,425 706,087
H&R Block, Inc. 25,964 988,709
Hilton Grand Vacations, Inc.(a) 15,671 820,690
Installed Building Products, Inc. 1,963 451,176
KB Home 14,258 892,408
Kontoor Brands, Inc. 7,258 604,882
Laureate Education, Inc., Class A(a) 24,996 907,855
LCI Industries 6,446 682,502
Lear Corp. 6,700 898,202
Life Time Group Holdings, Inc.(a) 28,052 1,145,644
Lithia Motors, Inc., Class A 2,979 865,370
LKQ Corp. 24,683 649,903
M/I Homes, Inc.(a) 6,291 1,011,530
Meritage Homes Corp. 10,533 883,192
Mohawk Industries, Inc.(a) 7,054 855,862
Murphy USA, Inc. 1,487 801,300
National Vision Holdings, Inc.(a) 23,376 444,378
OneSpaWorld Holdings Ltd. 34,268 967,728
Patrick Industries, Inc. 7,401 664,462
SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Discretionary (12.7%): (continued)
Perdoceo Education Corp. 24,260 776,320
Phinia, Inc. 12,848 1,058,290
RH(a) 3,614 595,334
Sonic Automotive, Inc., Class A 9,718 823,989
Steven Madden Ltd. 15,147 637,689
Stride, Inc.(a) 3,841 331,248
Taylor Morrison Home Corp.,
Class A(a) 13,941 1,000,127
The Buckle, Inc. 17,219 726,642
The Cheesecake Factory, Inc. 13,239 1,053,030
Thor Industries, Inc. 8,462 636,004
Vail Resorts, Inc. 5,826 793,210
Valvoline, Inc.(a) 25,456 1,006,530
Visteon Corp. 7,934 787,132
Warby Parker, Inc., Class A(a) 17,885 542,631
YETI Holdings, Inc.(a) 17,309 857,834
45,802,395
Consumer Staples ( 4 .6% ):
BellRing Brands, Inc.(a) 25,838 334,344
Cal-Maine Foods, Inc. 9,881 796,013
Central Garden & Pet Co., Class A(a) 26,984 1,046,170
Darling Ingredients, Inc.(a) 11,164 609,778
Del Monte Corp. 22,190 619,323
Flowers Foods, Inc. 99,723 787,812
Freshpet, Inc.(a) 8,010 473,551
Herbalife Ltd.(a) 27,684 364,044
Interparfums, Inc. 10,012 1,119,942
National Beverage Corp.(a) 29,028 905,674
Post Holdings, Inc.(a) 9,755 860,976
PriceSmart, Inc. 5,825 1,137,855
Reynolds Consumer Products, Inc. 45,631 1,225,192
Seaboard Corp. 133 593,756
The Andersons, Inc. 10,928 747,475
The Chefs' Warehouse, Inc.(a) 11,928 1,146,281
The Marzetti Company 7,025 801,974
The Vita Coco Co., Inc.(a) 11,791 779,857
Tootsie Roll Industries, Inc. 22,896 905,537
WD-40 Co. 4,523 1,101,984
16,357,538
Energy ( 4 .9% ):
APA Corp. 15,486 504,379
Archrock, Inc. 24,941 1,015,348
BKV Corp.(a) 21,320 583,315
Cactus, Inc., Class A 11,610 594,780
California Resources Corp. 11,848 626,404
Centrus Energy Corp., Class A(a) 1,583 265,738
Chord Energy Corp. 5,648 645,566
CNX Resources Corp.(a) 22,266 755,485
Comstock Resources, Inc.(a) 25,597 381,907
Crescent Energy Co., Class A 41,238 404,957
CVR Energy, Inc. 16,826 463,388
Excelerate Energy, Inc., Class A 20,470 777,655
Expro Group Holdings NV(a) 26,097 385,453

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Energy (4.9%): (continued)
Flowco Holdings, Inc., Class A 24,458 521,934
Gulfport Energy Corp.(a) 3,712 629,926
International Seaways, Inc. 9,740 745,987
Kinetik Holdings, Inc., Class A 15,346 741,826
Kodiak Gas Services, Inc. 12,466 936,571
Liberty Energy, Inc., Class A 14,852 388,974
Magnolia Oil & Gas Corp., Class A 31,253 799,452
Matador Resources Co. 11,449 569,931
Murphy Oil Corp. 14,912 485,535
Northern Oil & Gas, Inc. 21,772 395,162
NOV, Inc. 34,561 641,107
Oceaneering International, Inc.(a) 16,531 669,836
Par Pacific Holdings, Inc.(a) 8,109 454,753
SM Energy Co. 19,705 514,300
Solaris Energy Infrastructure, Inc.,
Class A 5,583 449,208
Tidewater, Inc.(a) 5,090 339,147
Venture Global, Inc., Class A 26,740 297,616
Weatherford International PLC 6,380 519,970
17,505,610
Financials ( 24 .6% ):
Affiliated Managers Group, Inc. 2,944 996,250
Ameris Bancorp 12,307 1,110,830
Artisan Partners Asset Management,
Inc., Class A 28,714 991,494
Associated Banc-Corp. 34,813 1,071,196
Assured Guaranty Ltd. 16,510 1,323,442
Atlantic Union Bankshares Corp. 22,832 966,022
Axis Capital Holdings Ltd. 12,115 1,301,636
Axos Financial, Inc.(a) 8,991 875,633
Banc of California, Inc. 44,743 914,099
BancFirst Corp. 8,128 903,265
Bank of Hawaii Corp. 13,047 1,063,200
Bank OZK 21,832 1,137,229
BankUnited, Inc. 18,103 877,090
Beacon Financial Corp. 29,565 900,254
BGC Group, Inc., Class A 84,288 901,039
BOK Financial Corp. 8,073 1,121,178
Cathay General Bancorp 18,449 1,143,654
CNO Financial Group, Inc. 27,071 1,380,080
Cohen & Steers, Inc. 15,265 1,162,277
Columbia Banking System, Inc. 28,221 904,483
Community Financial System, Inc. 16,579 1,112,782
Credit Acceptance Corp.(a) 1,341 853,868
CVB Financial Corp. 46,951 1,058,745
Essent Group Ltd. 19,985 1,284,636
Euronet Worldwide, Inc.(a) 12,326 902,140
FB Financial Corp. 16,186 895,895
Federated Hermes, Inc., Class B 22,028 1,216,386
First American Financial Corp. 15,313 1,050,319
First Bancorp 45,004 1,173,254
First Financial Bancorp 33,168 1,122,073
First Financial Bankshares, Inc. 31,911 1,104,121
SECURITY DESCRIPTION SHARES VALUE ($)
Financials (24.6%): (continued)
First Hawaiian, Inc. 40,197 1,177,772
First Interstate BancSystem, Inc.,
Class A 25,864 997,316
First Merchants Corp. 25,317 1,106,100
FirstCash Holdings, Inc. 4,668 1,009,782
FNB Corp. 56,079 1,069,987
Fulton Financial Corp. 43,486 1,051,926
Genworth Financial, Inc., Class A(a) 123,082 1,165,587
Glacier Bancorp, Inc. 17,611 908,375
HA Sustainable Infrastructure Capital,
Inc. 20,049 782,913
Hamilton Lane, Inc., Class A 7,363 580,425
Hancock Whitney Corp. 14,512 1,084,337
Home Bancshares, Inc. 40,466 1,155,304
Independent Bank Corp. 11,708 980,194
International Bancshares Corp. 15,108 1,147,453
Lazard, Inc., Class A 16,244 681,273
Mercury General Corp. 10,767 1,147,978
MGIC Investment Corp. 42,650 1,202,730
Moelis & Co., Class A 12,294 804,273
Nelnet, Inc., Class A 9,580 1,277,301
Nicolet Bankshares, Inc. 5,251 868,463
NMI Holdings, Inc., Class A(a) 29,684 1,219,716
OneMain Holdings, Inc., Class A 15,720 958,448
Palomar Holdings, Inc.(a) 5,530 698,937
Park National Corp. 5,866 1,073,419
PennyMac Financial Services, Inc. 5,643 491,505
Pinnacle Financial Partners, Inc. 8,755 883,204
Piper Sandler Cos. 9,090 657,571
PJT Partners, Inc., Class A 5,937 896,131
Prosperity Bancshares, Inc. 15,479 1,130,431
Provident Financial Services, Inc. 42,869 1,013,423
Radian Group, Inc. 32,817 1,236,216
Remitly Global, Inc.(a) 26,044 583,646
Renasant Corp. 24,035 1,022,449
RLI Corp. 21,085 1,245,491
Seacoast Banking Corp. of Florida 29,284 973,693
Selective Insurance Group, Inc. 10,705 1,038,492
ServisFirst Bancshares, Inc. 9,801 850,237
Shift4 Payments, Inc., Class A(a) 11,554 561,987
SiriusPoint Ltd.(a) 41,379 993,096
SLM Corp. 30,418 789,043
StoneX Group, Inc.(a) 6,831 809,474
Texas Capital Bancshares, Inc. 8,702 898,569
The Hanover Insurance Group, Inc. 7,790 1,667,995
The Western Union Co. 95,548 735,720
Towne Bank 31,712 1,149,243
Trustmark Corp. 23,908 1,100,007
United Bankshares, Inc. 24,462 1,121,093
United Community Banks, Inc. 29,592 1,038,383
Valley National Bancorp 68,478 1,003,203
Virtu Financial, Inc., Class A 19,491 1,161,079
Voya Financial, Inc. 13,303 1,204,321

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Financials (24.6%): (continued)
WaFd, Inc. 33,724 1,293,990
WesBanco, Inc. 26,211 1,023,015
WEX, Inc.(a) 4,891 690,071
White Mountains Insurance Group
Ltd. 457 947,539
WSFS Financial Corp. 14,710 1,128,698
88,307,594
Health Care ( 7 .7% ):
ACADIA Pharmaceuticals, Inc.(a) 30,584 773,775
ADMA Biologics, Inc.(a) 47,569 398,153
Alkermes PLC(a) 17,848 935,146
Arrowhead Pharmaceuticals, Inc.(a) 5,702 464,770
BioCryst Pharmaceuticals, Inc.(a) 59,595 595,950
Bio-Rad Laboratories, Inc., Class A(a) 2,358 692,332
BrightSpring Health Services, Inc.(a) 14,198 990,169
Catalyst Pharmaceuticals, Inc.(a) 30,669 963,927
Chemed Corp. 2,160 1,005,998
Concentra Group Holdings Parent,
Inc. 43,375 1,290,406
Corcept Therapeutics, Inc.(a) 7,449 647,691
CorVel Corp.(a) 11,492 718,480
Envista Holdings Corp.(a) 24,402 642,993
Globus Medical, Inc., Class A(a) 5,548 438,347
Guardian Pharmacy Services, Inc.,
Class A(a) 14,830 620,932
Haemonetics Corp.(a) 7,898 592,350
ICU Medical, Inc.(a) 5,399 791,493
Integer Holdings Corp.(a) 6,521 609,387
Krystal Biotech, Inc.(a) 2,549 947,387
Lantheus Holdings, Inc.(a) 6,361 705,689
LeMaitre Vascular, Inc. 6,031 578,735
LifeStance Health Group, Inc.(a) 75,627 809,965
Ligand Pharmaceuticals, Inc.(a) 3,754 1,186,602
Merit Medical Systems, Inc.(a) 13,010 902,113
National HealthCare Corp. 5,117 1,081,529
Option Care Health, Inc.(a) 29,105 610,332
Pacs Group, Inc.(a) 6,589 280,955
Phibro Animal Health Corp., Class A 8,669 272,207
Prestige Consumer Healthcare,
Inc.(a) 18,554 877,048
Privia Health Group, Inc.(a) 35,132 903,946
PTC Therapeutics, Inc.(a) 9,230 752,891
Repligen Corp.(a) 5,164 704,576
Sotera Health Co.(a) 41,598 738,364
Stoke Therapeutics, Inc.(a) 10,418 340,877
TG Therapeutics, Inc.(a) 17,373 954,473
TransMedics Group, Inc.(a) 4,535 301,215
Veracyte, Inc.(a) 14,385 844,831
Waystar Holding Corp.(a) 29,520 606,046
27,572,080
Industrials ( 20 .1% ):
AAON, Inc. 5,427 688,469
AAR Corp.(a) 5,221 746,237
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (20.1%): (continued)
ABM Industries, Inc. 23,930 1,058,663
Alamo Group, Inc. 4,538 746,456
Allison Transmission Holdings, Inc. 8,161 920,071
Amentum Holdings, Inc.(a) 21,091 435,951
ArcBest Corp. 4,957 711,528
Arcosa, Inc. 6,504 944,966
Argan, Inc. 539 430,418
Astronics Corp.(a) 8,342 677,871
Astronics Corp., Class B(a) 0 † 30
Atmus Filtration Technologies, Inc. 14,005 714,115
AZZ, Inc. 7,002 1,085,660
Boise Cascade Co. 8,644 671,034
Brady Corp., Class A 14,456 1,323,736
Casella Waste Systems, Inc.,
Class A(a) 9,619 932,754
Centuri Holdings, Inc.(a) 20,448 618,347
Construction Partners, Inc., Class A(a) 5,011 595,156
CSW Industrials, Inc. 2,278 633,967
DXP Enterprises, Inc.(a) 3,400 573,716
Enerpac Tool Group Corp., Class A 23,698 849,810
EnerSys 3,922 917,042
Enpro, Inc. 2,782 1,048,619
ESCO Technologies, Inc. 2,917 1,021,067
Everus Construction Group, Inc.(a) 3,406 565,226
ExlService Holdings, Inc.(a) 25,558 660,930
Exponent, Inc. 12,772 750,483
Flowserve Corp. 6,669 494,573
Fortune Brands Innovations, Inc. 14,827 814,002
Franklin Electric Co., Inc. 9,323 999,332
FTI Consulting, Inc.(a) 5,564 829,092
GATX Corp. 6,599 1,169,277
Genpact Ltd. 21,883 601,782
Granite Construction, Inc. 8,670 1,370,554
Griffon Corp. 9,668 942,920
GXO Logistics, Inc.(a) 14,493 734,795
Hayward Holdings, Inc.(a) 59,221 1,025,115
Helios Technologies, Inc. 7,167 639,655
Hexcel Corp. 10,261 1,026,716
HNI Corp. 24,230 979,134
Huron Consulting Group, Inc.(a) 5,679 512,019
IES Holdings, Inc.(a) 763 560,546
Kadant, Inc. 2,278 715,816
Karman Holdings, Inc.(a) 4,509 225,089
KBR, Inc. 23,829 822,815
Kennametal, Inc. 15,753 552,143
Kirby Corp.(a) 4,784 650,480
Knight-Swift Transportation Holdings,
Inc. 11,275 877,984
Korn Ferry 15,389 1,024,600
Landstar System, Inc. 4,258 880,597
Loar Holdings, Inc.(a) 11,670 940,719
Matson, Inc. 4,095 787,182
Maximus, Inc. 11,908 640,174

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (20.1%): (continued)
McGrath RentCorp 8,287 1,002,976
Modine Manufacturing Co.(a) 1,632 435,777
Moog, Inc., Class A 2,813 1,192,262
MSA Safety, Inc. 6,486 1,132,326
MSC Industrial Direct Co., Inc.,
Class A 10,735 1,276,928
Mueller Water Products, Inc., Class A 33,765 872,150
MYR Group, Inc.(a) 2,032 1,016,813
Powell Industries, Inc. 1,947 557,543
Primoris Services Corp. 3,358 332,845
Robert Half, Inc. 20,546 630,762
Rush Enterprises, Inc., Class A 12,218 891,731
Ryder System, Inc. 3,655 964,079
Schneider National, Inc., Class B 24,243 885,597
Science Applications International
Corp. 7,002 773,091
Simpson Manufacturing Co., Inc. 5,017 1,050,309
SiteOne Landscape Supply, Inc.(a) 5,065 579,487
SkyWest, Inc.(a) 7,956 790,269
Standex International Corp. 2,770 990,746
Tecnoglass, Inc. 15,307 716,521
Terex Corp. 8,522 616,908
The Brink's Co. 6,987 660,202
The GEO Group, Inc.(a) 29,478 871,075
The Timken Co. 8,081 1,174,331
The Toro Co. 10,655 1,038,010
Trex Co., Inc.(a) 13,015 651,271
Trinity Industries, Inc. 24,135 834,588
UFP Industries, Inc. 9,969 904,587
UL Solutions, Inc., Class A 7,668 781,062
UniFirst Corp. 2,576 681,249
V2X, Inc.(a) 9,605 716,149
Valmont Industries, Inc. 2,313 1,335,989
Verra Mobility Corp., Class A(a) 60,623 257,648
Vicor Corp.(a) 1,789 679,426
VSE Corp. 2,576 588,616
Watts Water Technologies, Inc.,
Class A 3,721 1,456,585
Worthington Enterprises, Inc. 15,818 850,376
Zurn Elkay Water Solutions Corp. 19,392 979,878
72,309,595
Information Technology ( 11 .9% ):
ACI Worldwide, Inc.(a) 20,488 1,030,342
ACM Research, Inc., Class A(a) 7,357 933,530
Adeia, Inc. 16,165 532,313
Advanced Energy Industries, Inc. 1,385 516,425
Agilysys, Inc.(a) 8,036 839,762
Alarm.com Holdings, Inc.(a) 21,120 986,726
Amkor Technology, Inc. 7,178 618,959
Appfolio, Inc., Class A(a) 4,215 675,875
Arrow Electronics, Inc.(a) 4,986 1,064,062
AvePoint, Inc.(a) 66,379 744,109
Avnet, Inc. 12,721 1,129,879
SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (11.9%): (continued)
Axcelis Technologies, Inc.(a) 4,733 896,667
Badger Meter, Inc. 4,361 647,085
Bel Fuse, Inc., Class B 2,331 776,316
Belden, Inc. 6,011 720,779
Benchmark Electronics, Inc. 11,908 1,174,962
Blackbaud, Inc.(a) 19,626 581,322
BlackLine, Inc.(a) 20,661 579,954
Calix, Inc.(a) 14,127 527,220
Cirrus Logic, Inc.(a) 4,789 711,310
Clear Secure, Inc., Class A 8,348 465,234
Cognex Corp. 7,706 558,069
Crane NXT Co. 16,842 861,637
Diebold Nixdorf, Inc.(a) 8,993 764,585
DigitalOcean Holdings, Inc.(a) 4,216 662,039
Diodes, Inc.(a) 5,707 624,574
Dolby Laboratories, Inc., Class A 18,311 962,792
Dropbox, Inc., Class A(a) 42,842 1,176,870
DXC Technology Co.(a) 48,293 427,393
Enphase Energy, Inc.(a) 11,008 542,034
ePlus, Inc. 9,369 779,782
FormFactor, Inc.(a) 3,149 503,620
Freshworks, Inc., Class A(a) 75,131 760,326
Insight Enterprises, Inc.(a) 8,939 1,088,770
InterDigital, Inc. 1,652 467,731
IPG Photonics Corp.(a) 3,356 393,726
Itron, Inc.(a) 6,453 558,378
Knowles Corp.(a) 27,625 1,145,885
Lattice Semiconductor Corp.(a) 4,603 704,075
Life360, Inc.(a) 9,329 516,453
Lumentum Holdings, Inc.(a) 337 289,166
Mirion Technologies, Inc., Class A(a) 24,119 432,454
MKS, Inc. 1,863 828,662
NetScout Systems, Inc.(a) 27,828 1,211,909
Onto Innovation, Inc.(a) 1,927 729,273
OSI Systems, Inc.(a) 2,217 484,858
Photronics, Inc.(a) 7,469 242,967
Plexus Corp.(a) 2,839 853,602
Power Integrations, Inc. 9,037 756,939
Q2 Holdings, Inc.(a) 14,108 678,595
Qualys, Inc.(a) 8,029 1,103,907
RingCentral, Inc., Class A 10,192 397,284
Semtech Corp.(a) 4,999 809,088
SPS Commerce, Inc.(a) 10,283 587,879
Teradata Corp.(a) 16,081 557,207
TTM Technologies, Inc.(a) 3,349 626,330
UiPath, Inc., Class A(a) 39,657 431,072
Universal Display Corp. 7,633 660,941
Vertex, Inc., Class A(a) 43,087 494,639
Vistance Networks, Inc.(a) 26,748 341,839
Vontier Corp. 24,772 718,388
42,888,569
Materials ( 5 .4% ):
Avient Corp. 21,482 793,975

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2026 .
SECURITY DESCRIPTION SHARES VALUE ($)
Materials (5.4%): (continued)
Balchem Corp. 7,107 1,200,728
Cabot Corp. 10,860 986,305
Century Aluminum Co.(a) 6,181 284,388
Coeur Mining, Inc. 18,116 295,653
Commercial Metals Co. 11,649 730,975
Eagle Materials 3,889 875,025
Element Solutions, Inc. 18,538 885,189
Graphic Packaging Holding Co. 65,430 691,595
Greif, Inc., Class A 16,519 1,230,500
H.B. Fuller Co. 13,309 775,782
Hawkins, Inc. 4,582 651,102
Hecla Mining Co. 18,072 278,851
Kaiser Aluminum Corp. 4,087 799,540
Knife River Corp.(a) 6,819 570,409
Louisiana-Pacific Corp. 8,753 688,511
Materion Corp. 3,756 1,116,997
NewMarket Corp. 1,299 1,027,821
Sensient Technologies Corp. 10,099 1,245,106
Silgan Holdings, Inc. 18,644 864,895
Sonoco Products Co. 18,366 1,034,924
The Scotts Miracle-Gro Co. 13,195 898,711
United States Lime & Minerals, Inc. 5,056 529,212
Warrior Met Coal, Inc. 5,672 460,340
Worthington Steel, Inc. 17,354 582,747
19,499,281
Real Estate ( 0 .7% ):
Howard Hughes Holdings, Inc.(a) 13,284 949,673
Newmark Group, Inc., Class A 45,410 686,145
The St. Joe Co. 12,455 780,057
2,415,875
Utilities ( 6 .4% ):
American States Water Co. 17,796 1,470,484
Avista Corp. 35,507 1,452,591
Black Hills Corp. 18,394 1,368,514
California Water Service Group 24,566 1,195,136
Chesapeake Utilities Corp. 10,687 1,308,944
Clearway Energy, Inc., Class C 23,047 787,746
Hawaiian Electric Industries, Inc.(a) 50,159 678,651
IDACORP, Inc. 11,470 1,735,411
MDU Resources Group, Inc. 53,811 1,141,331
MGE Energy, Inc. 17,062 1,391,236
New Jersey Resources Corp. 27,159 1,521,990
Northwest Natural Holding Co. 26,502 1,300,188
ONE Gas, Inc. 18,286 1,409,302
Ormat Technologies, Inc. 8,231 896,356
Otter Tail Corp. 13,250 1,192,235
Portland General Electric Co. 27,249 1,412,316
Southwest Gas Holdings, Inc. 16,511 1,464,195
Spire, Inc. 15,835 1,236,555
22,963,181
Total Common Stocks
(Cost $303,848,091) 358,631,355
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (6.4%): (continued)
Total Investments
(Cost $303,848,091) — 99.8% 358,631,355
Other assets in excess of liabilities — 0.2% 800,707
$ 359,432,062
(a) Non-income producing security.
† Represents less than 0.05

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index Futures 9/18/26 4 $ 600,889 $ 609,120 $ 8,231
$ 8,231

Schedule of Portfolio Investments
June 30, 2026 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.8%)
Consumer Discretionary ( 5 .9% ):
Aptiv PLC(a) 16,046 984,903
Carvana Co., Class A(a) 7,920 521,294
Chipotle Mexican Grill, Inc.,
Class A(a) 23,389 795,226
Coupang, Inc., Class A(a) 41,659 723,617
D.R. Horton, Inc. 5,662 922,227
Deckers Outdoor Corp.(a) 6,142 609,839
Domino's Pizza, Inc. 3,552 1,051,534
Garmin Ltd. 4,041 959,899
Genuine Parts Co. 9,978 1,177,204
Lennar Corp., Class A 9,722 879,744
NVR, Inc.(a) 184 1,253,666
O'Reilly Automotive, Inc.(a) 16,223 1,493,976
PulteGroup, Inc. 7,767 1,065,710
Ross Stores, Inc. 6,250 1,330,313
Somnigroup International, Inc. 12,183 955,147
Toll Brothers, Inc. 7,128 1,174,338
Tractor Supply Co. 27,679 874,933
Williams-Sonoma, Inc. 4,987 1,162,470
17,936,040
Consumer Staples ( 4 .1% ):
BJ's Wholesale Club Holdings, Inc.(a) 12,157 1,060,334
Bunge Global SA 8,494 906,565
Casey's General Stores, Inc. 1,878 1,492,616
Celsius Holdings, Inc.(a) 15,148 443,533
Coca-Cola Consolidated, Inc. 5,251 1,002,521
Costco Wholesale Corp. 1,728 1,616,492
Dollar General Corp. 7,759 893,138
Hormel Foods Corp. 54,317 1,348,148
Kimberly-Clark Corp. 12,856 1,411,203
McCormick & Co., Inc. 22,516 1,135,257
U.S. Foods Holding Corp.(a) 12,132 1,240,497
12,550,304
Energy ( 7 .2% ):
Baker Hughes Co., Class A 15,482 859,251
Cheniere Energy, Inc. 4,720 1,128,127
ConocoPhillips Co. 9,492 986,788
Devon Energy Corp. 21,714 897,223
Diamondback Energy, Inc. 6,005 1,055,559
DT Midstream, Inc. 11,651 1,709,668
EOG Resources, Inc. 9,643 1,250,986
EQT Corp. 16,336 868,585
Expand Energy Corp. 9,794 893,115
Halliburton Co. 23,938 812,695
Kinder Morgan, Inc. 49,646 1,587,183
Occidental Petroleum Corp. 17,155 833,218
Ovintiv, Inc. 16,692 878,834
Permian Resources Corp., Class A 49,481 910,945
Phillips 66 Co. 7,050 1,191,803
SLB Ltd. 18,013 837,424
Targa Resources Corp. 4,909 1,316,299
Texas Pacific Land Corp. 1,901 831,954
SECURITY DESCRIPTION SHARES VALUE ($)
Energy (7.2%): (continued)
The Williams Cos., Inc. 20,460 1,520,996
Valero Energy Corp. 4,072 1,060,512
Venture Global, Inc., Class A 32,718 364,151
21,795,316
Financials ( 12 .6% ):
Affirm Holdings, Inc., Class A(a) 10,643 867,937
Aflac, Inc. 16,898 1,981,291
Arch Capital Group Ltd.(a) 16,657 1,616,728
Arthur J. Gallagher & Co. 5,202 1,194,223
Blue Owl Capital, Inc., Class A 91,286 798,752
Brown & Brown, Inc. 17,274 1,108,127
Cboe Global Markets, Inc. 5,257 1,275,716
Cincinnati Financial Corp. 9,745 1,804,189
CME Group, Inc., Class A 5,718 1,262,706
Corpay, Inc.(a) 2,891 963,484
East West Bancorp, Inc. 10,280 1,327,045
Everest Group Ltd. 4,043 1,444,281
Fidelity National Information
Services, Inc. 25,279 982,848
First Citizens Bancshares, Inc., Class A 557 1,159,000
Franklin Resources, Inc. 49,450 1,645,202
Global Payments, Inc. 12,135 880,516
Interactive Brokers Group, Inc.,
Class A 11,750 1,022,720
Intercontinental Exchange, Inc. 8,892 1,094,694
LPL Financial Holdings, Inc. 2,835 798,563
Markel Group, Inc.(a) 933 1,822,158
MSCI, Inc., Class A 1,995 1,117,280
Nasdaq, Inc. 15,372 1,211,621
Pinnacle Financial Partners, Inc. 10,714 1,080,828
Principal Financial Group, Inc. 15,490 1,669,512
Reinsurance Group of America, Inc. 6,280 1,335,442
RenaissanceRe Holdings Ltd. 4,501 1,426,367
SoFi Technologies, Inc.(a) 36,046 646,305
The Progressive Corp. 6,941 1,516,261
Toast, Inc., Class A(a) 29,151 810,981
Tradeweb Markets, Inc., Class A 9,690 965,705
W.R. Berkley Corp. 22,930 1,617,253
38,447,735
Health Care ( 9 .5% ):
Agilent Technologies, Inc. 9,954 1,322,190
Align Technology, Inc.(a) 3,227 544,266
Alnylam Pharmaceuticals, Inc.(a) 2,625 790,204
Dexcom, Inc.(a) 12,405 835,477
Edwards Lifesciences Corp.(a) 17,518 1,584,678
GE HealthCare Technologies, Inc. 14,811 948,052
Globus Medical, Inc., Class A(a) 6,791 536,557
HCA Healthcare, Inc. 2,435 949,382
Humana, Inc. 3,237 1,285,801
IDEXX Laboratories, Inc.(a) 1,205 634,360
Illumina, Inc.(a) 5,232 919,942
Incyte Corp.(a) 9,977 1,130,993
Insulet Corp.(a) 4,887 744,046

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Health Care (9.5%): (continued)
Intuitive Surgical, Inc.(a) 2,370 942,502
IQVIA Holdings, Inc.(a) 4,556 880,310
Medpace Holdings, Inc.(a) 866 458,625
Mettler-Toledo International, Inc.(a) 894 1,142,094
Neurocrine Biosciences, Inc.(a) 8,000 1,348,280
Quest Diagnostics, Inc. 6,996 1,482,802
ResMed, Inc. 6,023 1,173,762
Solventum Corp.(a) 17,898 1,380,831
STERIS PLC 5,923 1,247,206
Stryker Corp. 4,596 1,447,005
Tenet Healthcare Corp.(a) 3,962 741,211
United Therapeutics Corp.(a) 1,042 564,587
Veeva Systems, Inc., Class A(a) 6,299 1,117,883
Waters Corp.(a) 3,046 1,142,372
West Pharmaceutical Services, Inc. 2,895 1,039,305
Zoetis, Inc., Class A 9,723 698,695
29,033,418
Industrials ( 24 .7% ):
AMETEK, Inc. 6,492 1,570,675
ATI, Inc.(a) 4,726 931,495
Axon Enterprise, Inc.(a) 1,725 967,052
BWX Technologies, Inc. 2,979 579,862
C.H. Robinson Worldwide, Inc. 4,312 812,122
Carpenter Technology Corp. 1,483 914,774
Carrier Global Corp. 16,245 1,191,571
Caterpillar, Inc. 1,223 1,302,373
Cintas Corp. 9,662 1,643,313
Clean Harbors, Inc.(a) 3,945 1,178,569
Comfort Systems USA, Inc. 357 707,556
Copart, Inc.(a) 40,132 1,131,321
CSX Corp. 34,487 1,639,167
Curtiss-Wright Corp. 1,294 980,541
Deere & Co. 1,796 1,139,257
Dover Corp. 6,104 1,369,005
EMCOR Group, Inc. 997 827,390
Equifax, Inc. 4,858 771,062
Expeditors International of
Washington, Inc. 7,161 1,167,100
Fastenal Co. 27,592 1,325,244
Ferguson Enterprises, Inc. 4,309 1,022,655
Fortive Corp. 19,921 1,216,974
FTAI Aviation Ltd. 2,110 570,818
GE Vernova, Inc. 664 780,107
General Dynamics Corp. 4,679 1,657,489
Graco, Inc. 19,551 1,478,251
HEICO Corp. 3,701 1,318,259
Howmet Aerospace, Inc. 4,432 1,191,588
Hubbell, Inc., Class B 2,099 1,098,197
Huntington Ingalls Industries, Inc. 2,315 647,945
IDEX Corp. 6,073 1,378,267
Illinois Tool Works, Inc. 5,858 1,584,413
Ingersoll Rand, Inc. 11,287 925,421
ITT, Inc. 4,877 964,476
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (24.7%): (continued)
J.B. Hunt Transport Services, Inc. 3,629 1,050,341
Lennox International, Inc. 1,902 1,089,751
Lincoln Electric Holdings, Inc. 4,683 1,243,383
MasTec, Inc.(a) 2,301 957,354
Nextpower, Inc., Class A(a) 4,624 550,903
Old Dominion Freight Line, Inc. 3,915 847,989
Otis Worldwide Corp. 16,116 1,153,906
PACCAR, Inc. 9,862 1,184,623
Parker-Hannifin Corp. 1,372 1,341,981
Paychex, Inc. 15,335 1,507,891
Quanta Services, Inc. 1,637 1,178,706
RBC Bearings, Inc.(a) 2,235 1,439,474
Republic Services, Inc., Class A 8,631 1,839,094
Rockwell Automation, Inc. 3,056 1,512,965
Rollins, Inc. 23,588 984,563
Snap-on, Inc. 4,143 1,667,143
SS&C Technologies Holdings, Inc. 19,306 1,197,937
Textron, Inc. 14,270 1,308,987
Trane Technologies PLC 2,515 1,235,267
TransDigm Group, Inc. 946 1,260,110
Union Pacific Corp. 6,511 1,770,992
United Rentals, Inc. 1,135 1,285,830
Verisk Analytics, Inc., Class A 6,232 1,118,831
Vertiv Holdings Co., Class A 1,872 626,783
W.W. Grainger, Inc. 1,071 1,456,988
Waste Management, Inc. 7,503 1,672,269
Watsco, Inc. 2,541 1,058,911
Westinghouse Air Brake Technologies
Corp. 5,179 1,396,258
Woodward, Inc. 2,350 999,784
Xylem, Inc. 10,182 1,203,614
75,126,937
Information Technology ( 16 .3% ):
Advanced Energy Industries, Inc. 1,696 632,388
Akamai Technologies, Inc.(a) 7,091 838,227
Amphenol Corp., Class A 5,649 996,032
Analog Devices, Inc. 3,169 1,258,632
AppLovin Corp., Class A(a) 1,154 594,575
Arista Networks, Inc.(a) 4,289 728,615
Astera Labs, Inc.(a) 2,626 1,268,411
Broadcom, Inc. 2,071 782,320
Cadence Design Systems, Inc.(a) 3,201 1,201,399
CDW Corp. 8,203 1,153,670
Ciena Corp.(a) 1,003 492,032
Cognizant Technology Solutions
Corp., Class A 18,174 703,879
Coherent Corp.(a) 1,566 617,740
Credo Technology Group Holding
Ltd.(a) 3,643 990,714
Datadog, Inc., Class A(a) 5,255 1,368,192
Entegris, Inc. 4,285 770,700
F5, Inc.(a) 3,222 1,340,223
Fair Isaac Corp.(a) 615 734,790

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (16.3%): (continued)
First Solar, Inc.(a) 3,100 731,476
Fortinet, Inc.(a) 10,084 1,549,104
Jabil, Inc. 2,688 1,036,170
Keysight Technologies, Inc.(a) 2,405 841,918
KLA Corp. 3,990 1,203,823
Lattice Semiconductor Corp.(a) 5,623 860,094
Lumentum Holdings, Inc.(a) 414 355,237
MACOM Technology Solutions
Holdings, Inc.(a) 2,638 1,003,416
Marvell Technology, Inc. 4,629 1,378,933
MKS, Inc. 2,281 1,014,589
Monolithic Power Systems, Inc. 537 742,327
Motorola Solutions, Inc. 3,419 1,419,877
NetApp, Inc. 10,916 1,689,360
NXP Semiconductors NV 4,324 1,215,174
Okta, Inc., Class A(a) 11,845 1,616,250
ON Semiconductor Corp.(a) 9,516 899,643
Palantir Technologies, Inc., Class A(a) 5,015 585,100
Palo Alto Networks, Inc.(a) 5,806 1,979,962
PTC, Inc.(a) 8,627 980,113
Qnity Electronics, Inc. 4,473 730,486
Roper Technologies, Inc. 3,647 1,234,108
Seagate Technology Holdings PLC 964 930,260
ServiceNow, Inc.(a) 9,393 932,537
Super Micro Computer, Inc.(a) 18,337 537,824
Synopsys, Inc.(a) 1,303 581,229
TD SYNNEX Corp. 5,927 1,584,524
TE Connectivity PLC 4,272 861,278
Teledyne Technologies, Inc.(a) 1,983 1,322,463
Teradyne, Inc. 1,412 683,182
Trimble, Inc.(a) 17,344 887,666
Tyler Technologies, Inc.(a) 2,700 789,642
Western Digital Corp. 1,388 886,543
49,536,847
Materials ( 8 .1% ):
Alcoa Corp. 8,243 429,790
Amcor PLC 25,636 1,111,321
Avery Dennison Corp. 7,932 1,287,760
Ball Corp. 19,903 1,241,947
CF Industries Holdings, Inc. 6,861 742,772
Coeur Mining, Inc. 22,157 361,602
CRH PLC 9,129 976,803
Crown Holdings, Inc. 12,335 1,379,300
Freeport-McMoRan, Inc. 10,423 655,502
Hecla Mining Co. 22,104 341,065
Linde PLC 3,805 1,974,567
Martin Marietta Materials, Inc. 2,115 1,219,721
Newmont Corp. 5,832 544,709
Nucor Corp. 6,191 1,379,045
Packaging Corp. of America 6,170 1,470,188
PPG Industries, Inc. 11,166 1,354,324
Reliance, Inc. 3,894 1,454,798
Royal Gold, Inc. 3,076 614,000
SECURITY DESCRIPTION SHARES VALUE ($)
Materials (8.1%): (continued)
RPM International, Inc. 11,681 1,298,343
Smurfit Westrock PLC 18,696 864,877
Steel Dynamics, Inc. 5,100 1,170,246
The Sherwin-Williams Co. 4,264 1,468,181
Vulcan Materials Co. 4,443 1,310,729
24,651,590
Real Estate ( 0 .2% ):
CoStar Group, Inc.(a) 21,579 611,117
611,117
Utilities ( 11 .2% ):
Alliant Energy Corp. 29,520 2,252,081
Ameren Corp. 18,892 2,135,552
American Electric Power Co., Inc. 13,325 1,822,993
American Water Works Co., Inc. 10,567 1,390,406
Atmos Energy Corp. 11,485 1,978,521
CenterPoint Energy, Inc. 47,504 2,092,076
CMS Energy Corp. 26,738 2,045,457
Consolidated Edison, Inc. 17,172 1,899,738
Constellation Energy Corp. 2,461 611,239
DTE Energy Co. 14,048 2,140,494
Entergy Corp. 14,252 1,636,985
Evergy, Inc. 25,766 2,226,955
Eversource Energy 17,808 1,286,984
NextEra Energy, Inc. 16,086 1,411,868
NiSource, Inc. 37,431 1,779,844
NRG Energy, Inc. 4,490 655,809
Public Service Enterprise Group, Inc. 20,747 1,683,827
The Southern Co. 20,993 2,009,240
Vistra Corp. 4,164 660,535
WEC Energy Group, Inc. 19,048 2,224,235
33,944,839
Total Common Stocks
(Cost $258,096,358) 303,634,143
Rights (0.0%)
†
Health Care ( 0 .0% ):
†
ABIOMED, Inc., CVR
Expiring  01/04/27(a)(b) 2,152 2,195
2,195
Total Rights
(Cost $ ) 2,195
Total Investments
(Cost $258,096,358) — 99.8% 303,636,338
Other assets in excess of liabilities — 0.2% 633,436
$ 304,269,774

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2026 .
(a) Non-income producing security.
† Represents less than 0.05%.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.00% of the Fund’s net assets as of June 30, 2026. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 9/18/26 1 $ 375,019 $ 377,412 $ 2,393
$ 2,393

Schedule of Portfolio Investments
June 30, 2026 (Unaudited)
Timothy Plan High Dividend Stock ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.6%)
Consumer Discretionary ( 4 .6% ):
Domino's Pizza, Inc. 9,362 2,771,527
Garmin Ltd. 10,650 2,529,801
Genuine Parts Co. 26,323 3,105,588
Lennar Corp., Class A 25,651 2,321,159
Tractor Supply Co. 72,986 2,307,087
Williams-Sonoma, Inc. 13,141 3,063,167
16,098,329
Consumer Staples ( 4 .3% ):
Bunge Global SA 22,388 2,389,471
Dollar General Corp. 20,451 2,354,115
Hormel Foods Corp. 143,197 3,554,150
Kimberly-Clark Corp. 33,889 3,719,995
McCormick & Co., Inc. 59,358 2,992,830
15,010,561
Energy ( 14 .0% ):
Baker Hughes Co., Class A 40,811 2,265,010
ConocoPhillips Co. 25,040 2,603,158
Devon Energy Corp. 57,250 2,365,570
Diamondback Energy, Inc. 15,840 2,784,355
DT Midstream, Inc. 30,684 4,502,570
EOG Resources, Inc. 25,423 3,298,126
Expand Energy Corp. 25,819 2,354,435
Halliburton Co. 63,106 2,142,449
Kinder Morgan, Inc. 130,828 4,182,571
Occidental Petroleum Corp. 45,232 2,196,918
Ovintiv, Inc. 44,002 2,316,705
Permian Resources Corp., Class A 130,465 2,401,861
Phillips 66 Co. 18,573 3,139,766
SLB Ltd. 47,489 2,207,763
Targa Resources Corp. 12,955 3,473,754
The Williams Cos., Inc. 53,908 4,007,521
Valero Energy Corp. 10,750 2,799,730
49,042,262
Financials ( 14 .2% ):
Aflac, Inc. 44,529 5,221,025
Blue Owl Capital, Inc., Class A 240,691 2,106,046
Cincinnati Financial Corp. 25,693 4,756,802
CME Group, Inc., Class A 15,065 3,326,804
East West Bancorp, Inc. 27,091 3,497,177
Everest Group Ltd. 10,652 3,805,214
Fidelity National Information
Services, Inc. 66,631 2,590,613
Franklin Resources, Inc. 130,340 4,336,412
Global Payments, Inc. 32,016 2,323,081
MSCI, Inc., Class A 5,264 2,948,051
Pinnacle Financial Partners, Inc. 28,259 2,850,768
Principal Financial Group, Inc. 40,814 4,398,933
Reinsurance Group of America, Inc. 16,554 3,520,208
The Progressive Corp. 18,313 4,000,475
49,681,609
Health Care ( 2 .6% ):
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care (2.6%): (continued)
Humana, Inc. 8,542 3,393,053
Quest Diagnostics, Inc. 18,443 3,908,994
Zoetis, Inc., Class A 25,659 1,843,856
9,145,903
Industrials ( 20 .7% ):
C.H. Robinson Worldwide, Inc. 11,386 2,144,439
Carrier Global Corp. 42,839 3,142,241
CSX Corp. 90,900 4,320,477
Fastenal Co. 72,749 3,494,134
Ferguson Enterprises, Inc. 11,373 2,699,154
General Dynamics Corp. 12,340 4,371,322
Graco, Inc. 51,530 3,896,183
Huntington Ingalls Industries, Inc. 6,106 1,709,008
IDEX Corp. 16,000 3,631,200
Illinois Tool Works, Inc. 15,436 4,174,975
Lennox International, Inc. 5,024 2,878,501
Otis Worldwide Corp. 42,501 3,043,072
Paychex, Inc. 40,419 3,974,400
Rockwell Automation, Inc. 8,052 3,986,384
Rollins, Inc. 62,165 2,594,767
Snap-on, Inc. 10,912 4,390,989
SS&C Technologies Holdings, Inc. 50,895 3,158,035
Union Pacific Corp. 17,163 4,668,336
Waste Management, Inc. 19,770 4,406,338
Watsco, Inc. 6,699 2,791,674
Xylem, Inc. 26,829 3,171,456
72,647,085
Information Technology ( 5 .2% ):
Analog Devices, Inc. 8,355 3,318,355
CDW Corp. 21,633 3,042,465
Cognizant Technology Solutions
Corp., Class A 47,916 1,855,787
NetApp, Inc. 28,759 4,450,743
NXP Semiconductors NV 11,408 3,205,990
TE Connectivity PLC 11,260 2,270,129
18,143,469
Materials ( 9 .9% ):
Amcor PLC 67,574 2,929,333
Avery Dennison Corp. 20,921 3,396,524
Ball Corp. 52,476 3,274,502
CF Industries Holdings, Inc. 18,099 1,959,398
CRH PLC 24,078 2,576,346
Nucor Corp. 16,308 3,632,607
Packaging Corp. of America 16,261 3,874,671
PPG Industries, Inc. 29,432 3,569,807
Reliance, Inc. 10,256 3,831,642
RPM International, Inc. 30,804 3,423,865
Smurfit Westrock PLC 49,320 2,281,543
34,750,238
Utilities ( 24 .1% ):
Alliant Energy Corp. 77,765 5,932,692
Ameren Corp. 49,762 5,625,096

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan High Dividend Stock ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2026 .
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (24.1%): (continued)
American Electric Power Co., Inc. 35,101 4,802,168
American Water Works Co., Inc. 27,850 3,664,503
Atmos Energy Corp. 30,258 5,212,546
CenterPoint Energy, Inc. 125,154 5,511,782
CMS Energy Corp. 70,439 5,388,584
Consolidated Edison, Inc. 45,244 5,005,344
DTE Energy Co. 37,002 5,637,995
Entergy Corp. 37,559 4,314,027
Evergy, Inc. 67,877 5,866,609
Eversource Energy 46,923 3,391,125
NextEra Energy, Inc. 42,387 3,720,307
NiSource, Inc. 98,637 4,690,189
Public Service Enterprise Group, Inc. 54,687 4,438,397
The Southern Co. 55,326 5,295,251
WEC Energy Group, Inc. 50,195 5,861,270
84,357,885
Total Common Stocks
(Cost $315,368,904) 348,877,341
Total Investments
(Cost $315,368,904) — 99.6% 348,877,341
Other assets in excess of liabilities — 0.4% 1,597,795
$ 350,475,136
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 9/18/26 3 $ 1,129,405 $ 1,132,238 $ 2,833
$ 2,833

Schedule of Portfolio Investments
June 30, 2026 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.1%)
Australia ( 4 .9% ):
Communication Services ( 0 .7% ):
REA Group Ltd. 5,403 520,564
Telstra Group Ltd. 351,704 1,236,723
1,757,287
Consumer Discretionary ( 0 .4% ):
Wesfarmers Ltd. 15,341 959,961
959,961
Consumer Staples ( 0 .7% ):
Coles Group Ltd. 58,247 982,563
Woolworths Group Ltd. 25,057 694,298
1,676,861
Energy ( 0 .2% ):
Woodside Energy Group Ltd. 29,929 584,422
584,422
Financials ( 1 .1% ):
ANZ Group Holdings Ltd. 29,680 726,248
Commonwealth Bank of Australia 6,091 694,069
National Australia Bank Ltd. 25,844 677,285
Westpac Banking Corp. 28,194 687,154
2,784,756
Health Care ( 0 .5% ):
CSL Ltd. 5,166 410,299
Sigma Healthcare Ltd. 396,605 754,957
1,165,256
Industrials ( 0 .3% ):
Brambles Ltd. 45,320 611,097
611,097
Materials ( 1 .0% ):
BHP Group Ltd. 17,835 733,316
Evolution Mining Ltd. 38,393 312,263
Fortescue Ltd. 42,310 560,845
Northern Star Resources Ltd. 20,420 267,853
Rio Tinto Ltd. 5,521 659,270
2,533,547
12,073,187
Austria ( 0 .9% ):
Energy ( 0 .3% ):
OMV AG 12,868 810,802
810,802
Financials ( 0 .3% ):
Erste Group Bank AG 5,945 795,365
795,365
Utilities ( 0 .3% ):
Verbund AG 9,814 623,417
623,417
2,229,584
Belgium ( 0 .9% ):
Financials ( 0 .4% ):
KBC Group NV 6,598 899,313
899,313
SECURITY DESCRIPTION SHARES VALUE ($)
Belgium (0.9%): (continued)
Health Care ( 0 .2% ):
UCB SA 1,697 507,973
507,973
Utilities ( 0 .3% ):
Elia Group SA, Class B 5,015 801,007
801,007
2,208,293
Canada ( 11 .8% ):
Consumer Discretionary ( 0 .6% ):
Dollarama, Inc. 6,971 922,290
Magna International, Inc. 9,520 626,074
1,548,364
Consumer Staples ( 0 .4% ):
George Weston Ltd. 14,137 1,014,841
1,014,841
Energy ( 2 .4% ):
Cameco Corp. 2,975 303,269
Canadian Natural Resources Ltd. 16,066 635,797
Cenovus Energy, Inc. 22,702 563,348
Imperial Oil Ltd. 5,839 655,750
Pembina Pipeline Corp. 23,263 1,076,453
Suncor Energy, Inc. 15,092 812,016
TC Energy Corp. 18,636 1,234,252
Tourmaline Oil Corp. 16,561 692,524
5,973,409
Financials ( 2 .8% ):
Brookfield Corp., Class A 16,244 693,128
Fairfax Financial Holdings Ltd. 509 837,292
Great-West Lifeco, Inc. 24,451 1,558,167
Intact Financial Corp. 5,273 1,088,400
National Bank of Canada 8,166 1,289,365
Power Corp. of Canada 21,225 1,323,401
6,789,753
Industrials ( 1 .7% ):
Bombardier, Inc., Class B(a) 2,400 552,638
Canadian National Railway Co. 8,599 1,026,289
Canadian Pacific Kansas City Ltd. 10,976 951,702
Waste Connections, Inc. 5,786 964,497
WSP Global, Inc. 4,367 541,525
4,036,651
Information Technology ( 0 .5% ):
Celestica, Inc.(a) 807 294,346
Constellation Software, Inc. 273 514,005
Shopify, Inc., Class A(a) 3,062 350,356
1,158,707

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Canada (11.8%): (continued)
Materials ( 1 .6% ):
Agnico Eagle Mines Ltd. 2,003 311,248
Alamos Gold, Inc., Class A 7,879 238,909
Barrick Mining Corp. 9,945 365,723
First Majestic Silver Corp. 12,280 208,520
Franco-Nevada Corp. 1,995 416,318
Ivanhoe Mines Ltd., Class A(a) 43,578 341,409
Kinross Gold Corp. 11,157 264,193
Lundin Gold, Inc. 4,166 224,766
Lundin Mining Corp. 13,140 320,230
LunR Royalties Corp.(a) 856 11,409
Nutrien Ltd. 8,339 525,414
Pan American Silver Corp. 6,094 273,222
Wheaton Precious Metals Corp. 3,077 346,171
3,847,532
Utilities ( 1 .8% ):
Emera, Inc. 26,590 1,410,596
Fortis, Inc. 26,201 1,501,186
Hydro One Ltd. 35,464 1,462,974
4,374,756
28,744,013
Chile ( 0 .2% ):
Materials ( 0 .2% ):
Antofagasta PLC 8,237 417,296
417,296
Denmark ( 1 .7% ):
Financials ( 0 .4% ):
Danske Bank A/S 16,446 880,506
880,506
Health Care ( 0 .5% ):
Coloplast A/S, Class B 11,448 651,596
Genmab A/S(a) 1,907 523,324
1,174,920
Industrials ( 0 .4% ):
DSV A/S 2,485 588,483
Vestas Wind Systems A/S 14,147 399,256
987,739
Materials ( 0 .3% ):
Novonesis A/S 12,321 777,762
777,762
Utilities ( 0 .1% ):
Orsted A/S(a) 13,370 300,064
300,064
4,120,991
Finland ( 2 .1% ):
Energy ( 0 .2% ):
Neste Oyj 14,725 481,822
481,822
Financials ( 0 .4% ):
Sampo Oyj, Class A 102,403 1,075,660
1,075,660
SECURITY DESCRIPTION SHARES VALUE ($)
Finland (2.1%): (continued)
Industrials ( 0 .8% ):
Kone Oyj, Class B 14,069 799,837
Metso Oyj 31,157 541,075
Wartsila Oyj Abp 14,462 551,534
1,892,446
Information Technology ( 0 .2% ):
Nokia Oyj 45,036 594,549
594,549
Materials ( 0 .3% ):
UPM-Kymmene Oyj 23,247 616,188
616,188
Utilities ( 0 .2% ):
Fortum Oyj 24,763 574,041
574,041
5,234,706
France ( 6 .1% ):
Consumer Discretionary ( 0 .6% ):
Cie Generale des Etablissements
Michelin SCA
21,719 837,475
Hermes International SCA 323 589,708
1,427,183
Energy ( 0 .7% ):
Bollore SE 202,352 937,699
TotalEnergies SE 10,425 810,279
1,747,978
Financials ( 0 .9% ):
Amundi SA 9,105 873,290
Credit Agricole SA 39,589 795,833
Societe Generale SA 6,580 581,643
2,250,766
Health Care ( 0 .5% ):
Ipsen SA 3,612 696,591
Sartorius Stedim Biotech 2,560 531,146
1,227,737
Industrials ( 2 .1% ):
Bouygues SA 13,176 734,768
Bureau Veritas SA 30,879 944,782
Eiffage SA 4,618 681,143
Legrand SA 3,993 673,810
Safran SA 2,017 795,029
Thales SA 1,924 494,151
Vinci SA 4,712 688,009
5,011,692
Information Technology ( 0 .2% ):
Dassault Systemes SE 25,330 515,559
515,559
Materials ( 0 .4% ):
Air Liquide SA 5,485 1,085,883
1,085,883

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
France (6.1%): (continued)
Utilities ( 0 .7% ):
Engie SA 25,202 794,410
Veolia Environnement SA 23,022 958,472
1,752,882
15,019,680
Germany ( 3 .7% ):
Financials ( 1 .1% ):
Commerzbank AG 12,296 523,016
Hannover Rueck SE 2,828 783,195
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Registered Shares
1,370 764,615
Talanx AG 5,947 751,469
2,822,295
Industrials ( 1 .2% ):
Deutsche Post AG 13,126 796,315
Knorr-Bremse AG 5,556 644,932
MTU Aero Engines AG 1,740 723,418
Rheinmetall AG 248 280,649
Siemens Energy AG 2,069 391,925
2,837,239
Information Technology ( 0 .4% ):
Infineon Technologies AG 9,990 932,151
932,151
Materials ( 0 .2% ):
Heidelberg Materials AG 2,477 472,324
472,324
Real Estate ( 0 .2% ):
Vonovia SE 24,472 603,643
603,643
Utilities ( 0 .6% ):
E.ON SE 38,308 788,902
RWE AG 10,854 702,130
1,491,032
9,158,684
Hong Kong ( 3 .6% ):
Consumer Staples ( 0 .2% ):
WH Group Ltd. 538,312 569,021
569,021
Financials ( 0 .5% ):
AIA Group Ltd. 52,732 480,415
Prudential PLC 52,859 703,123
1,183,538
Industrials ( 0 .6% ):
CK Hutchison Holdings Ltd. 98,864 835,149
Techtronic Industries Co. Ltd. 40,354 666,341
1,501,490
Real Estate ( 0 .7% ):
Henderson Land Development Co. Ltd. 203,823 644,533
Hongkong Land Holdings Ltd. 79,900 568,888
Sun Hung Kai Properties Ltd. 38,243 547,610
1,761,031
SECURITY DESCRIPTION SHARES VALUE ($)
Hong Kong (3.6%): (continued)
Utilities ( 1 .6% ):
CLP Holdings Ltd. 185,156 1,728,179
Hong Kong & China Gas Co. Ltd. 1,315,974 1,090,688
Power Assets Holdings Ltd. 145,059 1,056,138
3,875,005
8,890,085
Ireland ( 1 .4% ):
Financials ( 0 .6% ):
AIB Group PLC 59,979 704,107
Bank of Ireland Group PLC 34,175 680,361
1,384,468
Industrials ( 0 .8% ):
Experian PLC 20,257 683,176
Kingspan Group PLC 6,424 586,789
Ryanair Holdings PLC 23,635 738,535
2,008,500
3,392,968
Israel ( 0 .9% ):
Financials ( 0 .5% ):
Bank Leumi Le-Israel BM 27,818 622,450
Mizrahi Tefahot Bank Ltd. 8,166 541,050
1,163,500
Industrials ( 0 .2% ):
Elbit Systems Ltd. 530 402,852
402,852
Real Estate ( 0 .2% ):
Azrieli Group Ltd. 3,929 534,253
534,253
2,100,605
Italy ( 5 .1% ):
Consumer Discretionary ( 0 .2% ):
Moncler SpA 9,053 525,222
525,222
Energy ( 0 .3% ):
Eni SpA 34,690 817,243
817,243
Financials ( 2 .9% ):
Banca Monte dei Paschi di Siena SpA 58,953 731,735
Banco BPM SpA 46,890 809,473
BPER Banca SpA 45,388 712,086
Generali 23,695 1,153,523
Intesa Sanpaolo SpA 113,702 778,131
Poste Italiane SpA 39,567 1,293,781
UniCredit SpA 8,076 722,095
Unipol Assicurazioni SpA 27,686 772,122
6,972,946
Industrials ( 0 .4% ):
Leonardo SpA 6,934 371,746
Prysmian SpA 4,102 684,471
1,056,217

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Italy (5.1%): (continued)
Utilities ( 1 .3% ):
Enel SpA 77,134 886,018
Snam SpA 159,214 1,148,898
Terna - Rete Elettrica Nazionale 99,992 1,169,831
3,204,747
12,576,375
Japan ( 19 .7% ):
Consumer Discretionary ( 2 .4% ):
Asics Corp. 17,410 468,500
Bridgestone Corp. 40,140 841,908
Denso Corp. 57,336 661,596
Fast Retailing Co. Ltd. 1,442 734,481
Oriental Land Co. Ltd. 39,792 609,436
Pan Pacific International Holdings Corp. 116,062 587,520
Sekisui House Ltd. 43,082 896,195
Sumitomo Electric Industries Ltd. 21,440 385,994
Suzuki Motor Corp. 53,598 644,673
5,830,303
Consumer Staples ( 0 .8% ):
Aeon Co. Ltd. 41,842 345,123
Ajinomoto Co., Inc. 16,484 595,464
Kao Corp. 53,524 1,061,065
2,001,652
Energy ( 0 .4% ):
ENEOS Holdings, Inc. 68,218 502,257
Inpex Corp. 20,578 413,256
915,513
Financials ( 2 .9% ):
Dai-ichi Life Holdings, Inc. 69,214 757,148
Japan Post Bank Co. Ltd. 35,560 669,949
Japan Post Holdings Co. Ltd. 59,080 788,193
MS&AD Insurance Group Holdings, Inc. 28,788 750,776
ORIX Corp. 23,072 872,615
Resona Holdings, Inc. 39,806 515,632
Sompo Holdings, Inc. 17,750 681,046
Sumitomo Mitsui Financial Group, Inc. 16,168 631,087
Sumitomo Mitsui Trust Group, Inc. 21,680 807,699
Tokio Marine Holdings, Inc. 10,956 485,331
6,959,476
Health Care ( 1 .1% ):
Chugai Pharmaceutical Co. Ltd. 8,338 386,385
Daiichi Sankyo Co. Ltd. 30,950 496,575
Hoya Corp. 3,420 545,879
Shionogi & Co. Ltd. 34,462 591,183
Terumo Corp. 51,792 711,670
2,731,692
SECURITY DESCRIPTION SHARES VALUE ($)
Japan (19.7%): (continued)
Industrials ( 5 .2% ):
Central Japan Railway Co. 26,924 574,482
Daifuku Co. Ltd. 13,900 609,162
Daikin Industries Ltd. 4,660 707,541
East Japan Railway Co. 37,028 776,180
Ebara Corp. 12,100 465,602
FANUC Corp. 11,806 534,095
Fujikura Ltd. 9,976 382,767
Hitachi Ltd. 15,100 415,255
IHI Corp. 17,526 292,298
ITOCHU Corp. 56,010 638,717
Kajima Corp. 13,972 504,635
Kawasaki Heavy Industries Ltd. 18,000 323,564
Komatsu Ltd. 11,510 444,740
Kubota Corp. 27,840 459,862
Marubeni Corp. 14,712 424,402
Mitsubishi Corp. 18,128 484,699
Mitsubishi Electric Corp. 15,362 555,217
Mitsubishi Heavy Industries Ltd. 15,032 338,955
NIDEC Corp.(a) 25,970 422,504
Obayashi Corp. 25,600 512,850
Secom Co. Ltd. 25,718 1,021,254
Shimizu Corp. 29,900 468,877
SMC Corp. 1,040 455,967
Taisei Corp. 5,400 473,305
Toyota Tsusho Corp. 13,200 485,359
12,772,289
Information Technology ( 3 .7% ):
Advantest Corp. 1,780 354,073
Canon, Inc. 31,776 810,524
Disco Corp. 804 401,852
FUJIFILM Holdings Corp. 39,128 838,251
Fujitsu Ltd. 26,012 519,504
Ibiden Co. Ltd. 4,500 659,168
Keyence Corp. 1,474 734,915
Kyocera Corp. 40,278 882,212
Lasertec Corp. 1,200 366,835
Murata Manufacturing Co. Ltd. 18,450 1,293,134
NEC Corp. 16,170 390,375
Nomura Research Institute Ltd. 15,914 449,484
TDK Corp. 31,976 702,142
Tokyo Electron Ltd. 1,544 732,683
9,135,152
Materials ( 1 .5% ):
Asahi Kasei Corp. 65,200 718,251
JX Advanced Metals Corp. 10,700 289,449
Nippon Paint Holdings Co. Ltd. 99,898 647,020
Nippon Sanso Holdings Corp. 16,518 609,189
Nitto Denko Corp. 29,900 582,993
Shin-Etsu Chemical Co. Ltd. 13,110 565,106
Sumitomo Metal Mining Co. Ltd. 5,100 234,296
3,646,304

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Japan (19.7%): (continued)
Real Estate ( 1 .0% ):
Daiwa House Industry Co. Ltd. 32,394 880,085
Mitsubishi Estate Co. Ltd. 19,614 500,062
Mitsui Fudosan Co. Ltd. 59,582 549,351
Sumitomo Realty & Development Co.
Ltd.
19,368 445,662
2,375,160
Utilities ( 0 .7% ):
Osaka Gas Co. Ltd. 17,700 593,992
The Kansai Electric Power Co., Inc. 37,716 530,200
Tokyo Gas Co. Ltd. 15,322 576,860
1,701,052
48,068,593
Luxembourg ( 0 .5% ):
Energy ( 0 .3% ):
Tenaris SA 23,120 639,500
639,500
Materials ( 0 .2% ):
ArcelorMittal SA 8,382 504,680
504,680
1,144,180
Mexico ( 0 .1% ):
Materials ( 0 .1% ):
Fresnillo PLC 7,034 255,695
255,695
Netherlands ( 2 .2% ):
Financials ( 0 .9% ):
Adyen NV(a) 444 416,166
Euronext NV 5,110 817,348
NN Group NV 12,259 1,073,697
2,307,211
Health Care ( 0 .3% ):
Argenx SE(a) 753 698,052
698,052
Industrials ( 0 .6% ):
Ferrovial NV 13,244 907,577
Wolters Kluwer NV 7,604 490,329
1,397,906
Information Technology ( 0 .4% ):
ASM International NV 506 578,396
BE Semiconductor Industries NV 1,517 497,596
1,075,992
5,479,161
Norway ( 1 .3% ):
Communication Services ( 0 .3% ):
Telenor ASA 47,485 680,434
680,434
Energy ( 0 .4% ):
Aker BP ASA 16,825 515,511
Equinor ASA 14,580 461,900
977,411
SECURITY DESCRIPTION SHARES VALUE ($)
Norway (1.3%): (continued)
Financials ( 0 .3% ):
DNB Bank ASA 29,151 868,135
868,135
Industrials ( 0 .1% ):
Kongsberg Gruppen ASA 9,375 282,604
282,604
Materials ( 0 .2% ):
Norsk Hydro ASA 54,690 496,293
496,293
3,304,877
Portugal ( 0 .5% ):
Consumer Staples ( 0 .3% ):
Jeronimo Martins SGPS SA 31,510 603,366
603,366
Energy ( 0 .2% ):
Galp Energia SGPS SA 26,498 564,460
564,460
1,167,826
Russian Federation ( 0 .0% ):
Materials ( 0 .0% ):
Evraz PLC(a)(b)(c) 38,723 —
—
Singapore ( 3 .4% ):
Communication Services ( 0 .3% ):
Singapore Telecommunications Ltd. 218,776 745,943
745,943
Consumer Staples ( 0 .4% ):
Wilmar International Ltd. 329,840 920,614
920,614
Financials ( 1 .7% ):
DBS Group Holdings Ltd. 26,168 1,323,169
Oversea-Chinese Banking Corp. Ltd. 73,684 1,412,267
United Overseas Bank Ltd. 44,198 1,358,677
4,094,113
Industrials ( 1 .0% ):
Keppel Ltd. 87,100 736,720
Singapore Airlines Ltd. 208,980 1,240,890
Singapore Technologies Engineering Ltd. 79,176 636,028
2,613,638
8,374,308
South Korea ( 5 .2% ):
Communication Services ( 0 .3% ):
Kakao Corp. 11,610 258,975
NAVER Corp. 3,070 394,428
653,403
Consumer Discretionary ( 0 .5% ):
Hyundai Mobis Co. Ltd. 1,323 427,078
Kia Corp. 3,667 326,713
LG Electronics, Inc. 4,348 569,852
1,323,643
Energy ( 0 .1% ):
HD Hyundai Co. Ltd. 1,893 243,821
243,821

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
South Korea (5.2%): (continued)
Financials ( 1 .2% ):
Hana Financial Group, Inc. 6,242 461,833
KB Financial Group, Inc. 4,497 461,633
Mirae Asset Securities Co. Ltd. 5,014 138,387
Samsung Fire & Marine Insurance Co.
Ltd.
1,014 404,579
Samsung Life Insurance Co. Ltd. 2,513 650,599
Shinhan Financial Group Co. Ltd. 7,939 491,030
Woori Financial Group, Inc. 22,599 423,120
3,031,181
Health Care ( 0 .2% ):
Celltrion, Inc.(a) 3,458 386,924
386,924
Industrials ( 1 .7% ):
Doosan Co. Ltd. 286 274,570
Doosan Enerbility Co. Ltd.(a) 4,296 240,747
Hanwha Aerospace Co. Ltd. 329 211,347
Hanwha Ocean Co. Ltd.(a) 3,541 229,300
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd.
1,410 318,613
Hyosung Heavy Industries Corp. 151 335,165
Hyundai Electric Energy Systems Co. Ltd. 481 301,848
Hyundai Rotem Co. Ltd. 2,265 252,983
LS Electric Co. Ltd. 2,543 390,751
Samsung C&T Corp. 1,768 534,772
Samsung Heavy Industries Co. Ltd.(a) 18,276 274,924
SK Square Co. Ltd.(a) 660 723,107
4,088,127
Information Technology ( 0 .9% ):
Hanmi Semiconductor Co. Ltd. 1,204 199,384
Samsung Electro-Mechanics Co. Ltd. 926 1,305,690
SK hynix, Inc. 409 699,755
2,204,829
Materials ( 0 .2% ):
Korea Zinc Co. Ltd. 225 156,885
POSCO Holdings, Inc. 1,593 326,026
482,911
Utilities ( 0 .1% ):
Korea Electric Power Corp. 10,953 261,644
261,644
12,676,483
Spain ( 3 .8% ):
Consumer Discretionary ( 0 .6% ):
Amadeus IT Group SA 12,465 727,447
Industria de Diseno Textil SA 11,655 733,972
1,461,419
Energy ( 0 .3% ):
Repsol SA 26,455 665,251
665,251
SECURITY DESCRIPTION SHARES VALUE ($)
Spain (3.8%): (continued)
Financials ( 1 .2% ):
Banco Bilbao Vizcaya Argentaria SA 27,296 682,034
Banco de Sabadell SA 198,947 704,396
Banco Santander SA 51,312 708,415
CaixaBank SA 60,187 851,641
2,946,486
Industrials ( 0 .6% ):
ACS Actividades de Construccion y
Servicios SA
4,691 689,766
Aena SME SA 27,668 842,745
1,532,511
Utilities ( 1 .1% ):
Acciona SA 1,953 618,519
Endesa SA 19,793 901,830
Iberdrola SA 46,402 1,157,837
2,678,186
9,283,853
Sweden ( 5 .3% ):
Financials ( 2 .1% ):
EQT AB 17,049 481,883
Industrivarden AB, Class C 17,005 933,213
Investor AB, Class B 24,522 1,018,282
Skandinaviska Enskilda Banken AB, Class
A
46,281 920,932
Svenska Handelsbanken AB, Class A 52,555 773,083
Swedbank AB, Class A 25,673 958,689
5,086,082
Health Care ( 0 .3% ):
Swedish Orphan Biovitrum AB(a) 14,598 695,709
695,709
Industrials ( 2 .2% ):
Alfa Laval AB 14,811 881,562
Assa Abloy AB, Class B 21,996 776,909
Atlas Copco AB, Class A 36,616 740,887
Epiroc AB, Class A 24,002 658,352
Lifco AB, Class B 24,103 789,170
Saab AB, Class B 6,851 355,338
Sandvik AB 16,416 677,191
Volvo AB, Class B 19,477 662,018
5,541,427
Information Technology ( 0 .5% ):
Hexagon AB, Class B 76,617 633,226
Telefonaktiebolaget LM Ericsson, Class B 49,394 551,053
1,184,279
Materials ( 0 .2% ):
Boliden AB 7,250 408,939
408,939
12,916,436
Switzerland ( 8 .5% ):
Communication Services ( 0 .4% ):
Swisscom AG, Registered Shares 1,236 954,006
954,006

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Switzerland (8.5%): (continued)
Consumer Discretionary ( 0 .3% ):
Cie Financiere Richemont SA, Registered
Shares
3,419 789,570
789,570
Consumer Staples ( 0 .3% ):
Chocoladefabriken Lindt & Spruengli
AG, Participation Certificates
58 674,919
674,919
Financials ( 1 .7% ):
Helvetia Baloise Holding AG 3,626 936,350
Julius Baer Group Ltd. 9,886 854,225
Partners Group Holding AG 620 508,250
Swiss Life Holding AG 959 1,056,111
Swiss Re AG 4,948 787,098
4,142,034
Health Care ( 1 .6% ):
Alcon AG 9,618 650,090
Galderma Group AG(a) 3,408 775,850
Lonza Group AG, Registered Shares 1,329 897,955
Sonova Holding AG 3,238 770,017
Straumann Holding AG, Registered
Shares
5,640 742,877
3,836,789
Industrials ( 2 .1% ):
ABB Ltd., Registered Shares 8,636 936,297
Geberit AG, Registered Shares 1,352 903,453
Kuehne + Nagel International AG,
Registered Shares
2,823 684,782
Schindler Holding AG, Participation
Certificates
2,702 896,430
SGS SA, Registered Shares 9,050 1,049,970
VAT Group AG 621 542,895
5,013,827
Information Technology ( 0 .3% ):
STMicroelectronics NV 11,206 825,659
825,659
Materials ( 1 .8% ):
Amrize Ltd.(a) 9,145 484,760
EMS-Chemie Holding AG 1,085 930,806
Givaudan SA, Registered Shares 232 982,223
Glencore PLC(a) 75,494 514,420
Holcim AG(a) 7,860 709,132
Sika AG, Registered Shares 3,945 814,346
4,435,687
20,672,491
United Kingdom ( 4 .1% ):
Consumer Discretionary ( 0 .4% ):
Next PLC 4,539 875,559
875,559
SECURITY DESCRIPTION SHARES VALUE ($)
United Kingdom (4.1%): (continued)
Financials ( 1 .6% ):
3i Group PLC 12,184 401,700
Legal & General Group PLC 246,547 935,141
Lloyds Banking Group PLC 503,646 742,080
London Stock Exchange Group PLC 4,676 506,154
NatWest Group PLC 77,097 681,985
Standard Chartered PLC 28,250 764,668
4,031,728
Health Care ( 0 .6% ):
Haleon PLC 173,228 798,793
Smith & Nephew PLC 39,845 576,250
1,375,043
Industrials ( 0 .6% ):
International Consolidated Airlines
Group SA
108,503 687,110
Rolls-Royce Holdings PLC 35,507 680,257
1,367,367
Information Technology ( 0 .3% ):
Halma PLC 14,388 750,665
750,665
Materials ( 0 .4% ):
Endeavour Mining PLC 6,259 307,459
Rio Tinto PLC 7,238 683,647
991,106
Utilities ( 0 .2% ):
SSE PLC 17,142 553,796
553,796
9,945,264
United States ( 1 .2% ):
Consumer Discretionary ( 0 .3% ):
Restaurant Brands International, Inc. 10,816 784,600
784,600
Health Care ( 0 .2% ):
BeOne Medicines Ltd., Class H(a) 19,700 428,032
428,032
Industrials ( 0 .6% ):
RB Global, Inc. 6,954 809,657
Sunbelt Rentals Holdings, Inc. 8,851 645,135
1,454,792
Information Technology ( 0 .0% ):
Octave Intelligence PLC, Class SDR(a) 1 8
8
Materials ( 0 .1% ):
Anglogold Ashanti PLC 3,043 246,148
246,148
2,913,580
Total Common Stocks
(Cost $203,156,655) 242,369,214

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

Security Name
Acquisition
Date
Cost
Evraz PLC
12/4/2019
$ 247,473
Percentages indicated are based on net assets as of June 30,
2026 .
SECURITY DESCRIPTION SHARES VALUE ($)
Rights (0.0%)†
Spain ( 0 .0% ):
Financials ( 0 .0% ):
ACS Actividades de Construccion y
Servicios SA, expiring  7/13/26 (a)
4,619 9,694
9,694
Total Rights
(Cost $9,847) 9,694
SECURITY DESCRIPTION SHARES VALUE ($)
Warrant (0.0%)†
Canada ( 0 .0% ):
Information Technology ( 0 .0% ):
Constellation Software, Inc.,
expiring  3/31/40 (a)(c)
141 —
—
Total Warrant
(Cost $–) —
VALUE ($)
Total Investments
(Cost $ 203,166,502 )— 99 .1% 242,378,908
Other assets in excess of liabilities — 0.9% 2,193,778
NET ASSETS - 100.00% $ 244,572,686
(a) Non-income producing security.
(b) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at
June 30, 2026.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.00% of the Fund's net asset as of June 30, 2026. This security is classified as Level 3 within the fair value hierarchy.
† Represents less than 0.05%.
Futures Contracts
Long Futures

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
Mini MSCI EAFE Index 9/18/26 8 $ 1,256,027 $ 1,258,120 $ 2,093
$ 2,093

Schedule of Portfolio Investments
June 30, 2026 (Unaudited)
Timothy Plan Free Cash Flow ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2026 .
SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.9%)
Communications Equipment ( 1 .1% ):
F5, Inc.(a) 1,069 444,661
444,661
Consumer Discretionary ( 3 .7% ):
Aptiv PLC(a) 7,810 479,378
Deckers Outdoor Corp.(a) 4,224 419,401
Toll Brothers, Inc. 3,275 539,556
1,438,335
Consumer Staples ( 0 .7% ):
McCormick & Co., Inc. 5,227 263,545
263,545
Electronic Equipment, Instruments & Components ( 5 .6% ):
Jabil, Inc. 1,575 607,131
TD SYNNEX Corp. 2,459 657,389
TE Connectivity PLC 4,535 914,301
2,178,821
Energy ( 21 .6% ):
Devon Energy Corp. 31,181 1,288,399
Diamondback Energy, Inc. 8,002 1,406,592
EQT Corp. 18,776 998,320
Expand Energy Corp. 13,606 1,240,731
Permian Resources Corp., Class A 41,709 767,863
Phillips 66 Co. 9,260 1,565,403
SLB Ltd. 25,202 1,171,641
8,438,949
Health Care ( 22 .8% ):
Dexcom, Inc.(a) 4,658 313,716
GE HealthCare Technologies, Inc. 5,862 375,227
HCA Healthcare, Inc. 3,028 1,180,587
Humana, Inc. 3,402 1,351,342
Incyte Corp.(a) 10,268 1,163,980
IQVIA Holdings, Inc.(a) 4,217 814,808
Medpace Holdings, Inc.(a) 317 167,880
Neurocrine Biosciences, Inc.(a) 2,831 477,123
ResMed, Inc. 2,075 404,376
Tenet Healthcare Corp.(a) 6,738 1,260,545
Veeva Systems, Inc., Class A(a) 3,595 638,005
Waters Corp.(a) 941 352,913
Zoetis, Inc., Class A 5,855 420,740
8,921,242
Industrials ( 7 .1% ):
Copart, Inc.(a) 11,150 314,319
General Dynamics Corp. 3,210 1,137,110
Graco, Inc. 1,705 128,915
Paychex, Inc. 9,894 972,877
Textron, Inc. 2,583 236,939
2,790,160
IT Services ( 4 .5% ):
Cognizant Technology Solutions
Corp., Class A 25,454 985,834
Okta, Inc., Class A(a) 5,667 773,262
1,759,096
SECURITY DESCRIPTION SHARES VALUE ($)
Materials ( 10 .4% ):
Amcor PLC 13,735 595,412
Coeur Mining, Inc. 78,376 1,279,096
Crown Holdings, Inc. 2,964 331,434
Newmont Corp. 12,979 1,212,239
RPM International, Inc. 1,511 167,948
Steel Dynamics, Inc. 2,327 533,953
4,120,082
Semiconductors & Semiconductor Equipment ( 5 .5% ):
NXP Semiconductors NV 4,851 1,363,277
ON Semiconductor Corp.(a) 8,252 780,144
2,143,421
Software ( 7 .5% ):
PTC, Inc.(a) 1,889 214,609
Roper Technologies, Inc. 2,517 851,728
ServiceNow, Inc.(a) 17,200 1,707,616
Tyler Technologies, Inc.(a) 567 165,825
2,939,778
Technology Hardware, Storage & Peripherals ( 3 .0% ):
NetApp, Inc. 7,688 1,189,795
1,189,795
Utilities ( 6 .4% ):
NRG Energy, Inc. 7,311 1,067,845
Vistra Corp. 9,261 1,469,072
2,536,917
Total Common Stocks
(Cost $39,659,919) 39,164,802
Total Investments
(Cost $39,659,919) — 99.9% 39,164,802
Other assets in excess of liabilities — 0.1% 56,372
$ 39,221,174
(a) Non-income producing security.

Schedule of Portfolio Investments
June 30, 2026 (Unaudited)
Timothy Plan Free Cash Flow Growth ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2026 .
SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.9%)
Communications Equipment ( 4 .1% ):
Arista Networks, Inc.(a) 7,191 1,221,607
Motorola Solutions, Inc. 565 234,639
1,456,246
Consumer Discretionary ( 1 .5% ):
Carvana Co., Class A(a) 5,910 388,996
Deckers Outdoor Corp.(a) 1,279 126,992
515,988
Consumer Staples ( 3 .3% ):
Coca-Cola Consolidated, Inc. 1,020 194,738
Costco Wholesale Corp. 1,071 1,001,888
1,196,626
Electronic Equipment, Instruments & Components ( 6 .3% ):
Amphenol Corp., Class A 8,368 1,475,446
TE Connectivity PLC 3,625 730,836
2,206,282
Health Care ( 9 .2% ):
Alnylam Pharmaceuticals, Inc.(a) 810 243,834
Dexcom, Inc.(a) 2,554 172,012
IDEXX Laboratories, Inc.(a) 616 324,287
Incyte Corp.(a) 7,246 821,407
Intuitive Surgical, Inc.(a) 1,270 505,054
Medpace Holdings, Inc.(a) 413 218,720
Neurocrine Biosciences, Inc.(a) 1,426 240,331
ResMed, Inc. 817 159,217
Veeva Systems, Inc., Class A(a) 2,044 362,749
Waters Corp.(a) 565 211,898
3,259,509
Industrials ( 24 .9% ):
Caterpillar, Inc. 1,483 1,579,246
Cintas Corp. 2,905 494,082
Comfort Systems USA, Inc. 663 1,314,033
EMCOR Group, Inc. 1,015 842,328
FTAI Aviation Ltd. 1,789 483,978
GE Vernova, Inc. 1,222 1,435,679
Lincoln Electric Holdings, Inc. 658 174,706
Nextpower, Inc., Class A(a) 2,756 328,350
Rollins, Inc. 1,581 65,991
Trane Technologies PLC 1,535 753,931
Vertiv Holdings Co., Class A 4,083 1,367,070
8,839,394
Materials ( 5 .1% ):
Coeur Mining, Inc. 53,497 873,071
Newmont Corp. 9,893 924,006
1,797,077
Semiconductors & Semiconductor Equipment ( 13 .9% ):
Astera Labs, Inc.(a) 606 292,710
Broadcom, Inc. 3,261 1,231,843
Credo Technology Group Holding
Ltd.(a) 1,583 430,497
KLA Corp. 6,640 2,003,354
Lattice Semiconductor Corp.(a) 408 62,408
SECURITY DESCRIPTION SHARES VALUE ($)
Semiconductors & Semiconductor Equipment (13.9%): (continued)
Monolithic Power Systems, Inc. 255 352,502
Teradyne, Inc. 1,218 589,317
4,962,631
Software ( 14 .7% ):
AppLovin Corp., Class A(a) 1,986 1,023,247
Cadence Design Systems, Inc.(a) 667 250,338
Datadog, Inc., Class A(a) 1,117 290,822
Fair Isaac Corp.(a) 198 236,566
Fortinet, Inc.(a) 4,084 627,384
Palantir Technologies, Inc., Class A(a) 7,645 891,942
Palo Alto Networks, Inc.(a) 2,606 888,698
ServiceNow, Inc.(a) 10,508 1,043,235
5,252,232
Technology Hardware, Storage & Peripherals ( 12 .4% ):
Seagate Technology Holdings PLC 2,297 2,216,605
Western Digital Corp. 3,416 2,181,868
4,398,473
Utilities ( 4 .5% ):
NRG Energy, Inc. 5,305 774,848
Vistra Corp. 5,104 809,648
1,584,496
Total Common Stocks
(Cost $32,656,577) 35,468,954
Total Investments
(Cost $32,656,577) — 99.9% 35,468,954
Other assets in excess of liabilities — 0.1% 22,958
$ 35,491,912
(a) Non-income producing security.

Schedule of Portfolio Investments
June 30, 2026 (Unaudited)
Timothy Plan Fixed Income ETF
See notes to financial statements.

SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Asset-Backed Securities (15.5%)
ABS Auto ( 7 .1% ):
Ally Bank
Series 2026-A, Class E, 6.37%,
3/15/34, Callable 11/15/29 @
100(a) 46,360 46,105
Series 2026-A, Class D, 5.25%,
3/15/34, Callable 11/15/29 @
100(a) 46,360 46,333
Series 2026-A, Class C, 4.86%,
3/15/34, Callable 11/15/29 @
100(a) 46,360 46,283
American Credit Acceptance
Receivables Trust, Series 2026-2,
Class C, 4.85%, 5/10/32, Callable
7/8/29 @ 100(a) 100,000 99,613
AutoNation Finance Trust
Series 2026-1A, Class A4, 4.18%,
6/11/31, Callable 5/11/29 @
100(a) 25,000 24,767
Series 2026-1A, Class C, 4.56%,
10/14/31, Callable 5/11/29 @
100(a) 150,000 148,171
Series 2025-1A, Class D, 5.63%,
9/10/32, Callable 9/10/28 @
100(a) 10,000 10,058
Chase Auto Owner Trust
Series 2026-1A, Class C, 5.11%,
6/25/32, Callable 2/25/30 @
100(a) 50,000 49,984
Series 2026-1A, Class D, 5.56%,
9/26/33, Callable 2/25/30 @
100(a) 50,000 50,179
Chesapeake IV Funding DAC, Series
2026-1A, Class C, 4.96%,
2/15/35(a) 100,000 99,750
Ent Auto Receivables Trust, Series
2023-1A, Class A4, 6.26%,
11/15/29, Callable 4/15/28 @
100(a) 50,000 50,627
Enterprise Fleet Financing LLC,
Series 2024-1, Class A2, 5.23%,
3/20/30, Callable 7/20/27 @
100(a) 90,136 90,440
GLS Auto Select Receivables Issuer
Trust, Series 2025-4A, Class
C, 5.14%, 12/15/31, Callable
11/15/29 @ 100(a) 100,000 99,838
GLS Auto Select Receivables Trust,
Series 2024-3A, Class C, 5.92%,
8/15/30, Callable 5/15/29 @
100(a) 100,000 101,855
SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
ABS Auto (7.1%): (continued)
GreenState Auto Receivables Trust,
Series 2024-1A, Class A3, 5.19%,
1/16/29, Callable 1/15/28 @
100(a) 124,207 124,615
LAD Auto Receivables Trust, Series
2024-1A, Class C, 5.64%,
6/15/29, Callable 1/15/28 @
100(a) 100,000 101,036
Merchants Fleet Funding LLC, Series
2023-1A, Class A, 7.21%,
5/20/36, Callable 8/20/26 @
100(a) 123,897 124,043
PenFed Auto Receivables Owner
Trust, Series 2025-A, Class
B, 4.37%, 7/15/31, Callable
10/15/29 @ 100(a) 25,000 24,484
Santander Bank Auto Credit-Linked
Notes, Series 2026-A, Class
C, 4.95%, 7/17/34, Callable
7/15/30 @ 100(a) 23,000 22,954
SFS Auto Receivables Securitization
Trust, Series 2026-2A, Class
C, 4.99%, 7/20/34, Callable
9/20/30 @ 100(a) 10,000 9,976
Stellantis Financial Underwritten
Enhanced Lease Trust
Series 2026-BA, Class B, 4.75%,
7/20/30, Callable 4/20/29 @
100(a) 21,000 20,880
Series 2026-BA, Class C, 5.04%,
3/20/31, Callable 4/20/29 @
100(a) 24,000 23,877
Truist Bank Auto Credit-Linked Notes,
Series 2026-1, Class B, 5.07%,
6/26/34, Callable 4/25/30 @
100(a) 19,000 18,984
Westlake Automobile Receivables
Trust, Series 2026-P1, Class
C, 4.38%, 8/15/31, Callable
11/15/28 @ 100(a) 100,000 98,754
1,533,606
ABS Other ( 8 .4% ):
Amur Equipment Finance Receivables
XI LLC, Series 2022-2A, Class
D, 7.25%, 5/21/29, Callable
8/20/26 @ 100(a) 100,000 100,349
Auxilior Term Funding LLC, Series
2024-1A, Class A3, 5.49%,
7/15/31, Callable 2/15/29 @
100(a) 120,088 121,115

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan Fixed Income ETF
See notes to financial statements.

SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
ABS Other (8.4%): (continued)
CCG Receivables Trust
Series 2025-1, Class B, 4.69%,
10/14/32, Callable 10/14/28 @
100(a) 100,000 99,822
Series 2026-1, Class C, 5.17%,
1/17/34, Callable 2/14/30 @
100(a) 6,000 5,989
Clarus Capital Funding LLC, Series
2024-1A, Class A2, 4.71%,
8/20/32, Callable 1/20/28 @
100(a) 87,615 87,733
Crossroads Asset Trust, Series 2024-
A, Class A2, 5.90%, 8/20/30,
Callable 1/20/28 @ 100(a) 30,013 30,192
Dext ABS LLC, Series 2025-1, Class
D, 5.65%, 2/15/36, Callable
3/15/29 @ 100(a) 100,000 100,171
DLLAD LLC, Series 2024-1A, Class
A3, 5.30%, 7/20/29, Callable
1/20/29 @ 100(a) 100,000 100,905
DLLMT LLC, Series 2024-1A, Class
A3, 4.84%, 8/21/28, Callable
5/20/28 @ 100(a) 86,393 86,618
DLLST LLC, Series 2024-1A, Class
A3, 5.05%, 8/20/27, Callable
8/20/27 @ 100(a) 72,400 72,534
GreatAmerica Leasing Receivables
Funding LLC, Series 2026-1,
Class C, 5.44%, 5/15/34, Callable
10/15/30 @ 100(a) 25,000 25,110
NMEF Funding LLC
Series 2024-A, Class A2, 5.15%,
12/15/31, Callable 2/15/28 @
100(a) 82,129 82,410
Series 2026-A, Class B, 4.48%,
2/15/34, Callable 12/15/29 @
100(a) 100,000 98,125
Series 2026-A, Class C, 4.71%,
2/15/34, Callable 12/15/29 @
100(a) 100,000 98,818
PEAC Solutions Receivables LLC
Series 2025-1A, Class A2, 4.94%,
10/20/28, Callable 10/20/28 @
100(a) 97,305 97,543
Series 2025-1A, Class B, 5.20%,
7/20/32, Callable 10/20/28 @
100(a) 95,000 95,577
Post Road Equipment Finance LLC,
Series 2024-1A, Class A2, 5.59%,
11/15/29, Callable 3/15/27 @
100(a) 10,309 10,318
SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
ABS Other (8.4%): (continued)
QTS Issuer ABS II LLC, Series 2026-
7A, Class A23, 6.22%, 7/5/56,
Callable 7/5/30 @ 100(a) 25,000 24,965
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%,
1/20/32, Callable 11/20/29 @
100(a) 90,659 91,578
Series 2025-1A, Class A3, 5.11%,
11/21/33, Callable 10/20/28 @
100(a) 100,000 100,658
Trinity Rail Leasing LLC, Series 2021-
1A, Class A, 2.26%, 7/19/51,
Callable 7/19/26 @ 100(a) 159,014 149,788
Volvo Financial Equipment LLC,
Series 2025-1A, Class A3, 4.46%,
5/15/29, Callable 2/15/29 @
100(a) 80,000 80,013
1,760,331
Total Asset-Backed Securities
(Cost $3,305,088) 3,293,937
SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Collateralized Loan Obligations (0.2%)
Cash Flow CLO ( 0 .2% ):
720 East CLO IV Ltd., Series
2024-1A, Class A2R, 5.07%
(TSFR3M+140bps), 7/15/39(a)(b) 5,000 5,000
OCP CLO Ltd., Series 2020-18AR,
Class A2R3 (TSFR3M+140bps),
7/21/39(a)(b) 14,000 14,000
Venture 47 CLO Ltd., Series 2023-
47A, Class AJRR, 5.22%
(TSFR3M+155bps), 4/20/36(a)(b) 25,000 25,000
44,000
Total Collateralized Loan Obligations
(Cost $44,000) 44,000
SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Collateralized Mortgage Obligations (8.4%)
Agency CMO Other ( 0 .2% ):
Federal Home Loan Mortgage
Corporation REMICs, Series
5665, Class HE, 5.00%, 6/25/36 17,213 17,110
Federal Home Loan Mortgage
Corporation STRIPS
Series 440, Class DB, 4.50%,
5/25/36 10,222 10,022

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan Fixed Income ETF
See notes to financial statements.

SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Agency CMO Other (0.2%): (continued)
Series 452, Class AB, 5.05%,
6/25/36 17,470 17,460
44,592
Commercial MBS ( 8 .2% ):
Arbor Multifamily Mortgage
Securities Trust, Series 2020-
MF1, Class AS, 3.06%, 5/15/53,
Callable 5/15/30 @ 100(a)(c) 150,000 139,513
BOS Trust, Series 2026-LYRK, Class A,
5.22%, 5/11/41(a)(c)(d) 100,000 99,276
BX Trust
Series 2025-ROIC, Class A,
4.77% (TSFR1M+114bps),
3/15/30(a)(b)(d) 24,099 24,056
Series 2026-CLS, Class A, 5.03%
(TSFR1M+140bps), 5/15/43(a)
(b)(d) 150,000 150,164
Series 2025-VOLT, Class A, 5.33%
(TSFR1M+170bps), 12/15/44(a)
(b)(d) 150,000 150,127
COMM Mortgage Trust, Series 2024-
277P, Class B, 7.23%, 8/10/44(a)
(c)(d) 100,000 104,721
Hudson Yards Mortgage Trust
Series 2026-10HY, Class A,
5.09%, 12/10/39(a)(c)(d) 19,000 19,050
Series 2026-10HY, Class B,
5.33%, 12/10/39(a)(c)(d) 10,000 10,024
INT Commercial Mortgage Trust,
Series 2025-PLAZA, Class B,
5.34%, 11/5/37(a)(c)(d) 150,000 149,457
IRV Trust, Series 2025-200P, Class
A, 5.47%, 3/14/47, Callable
2/14/35 @ 100(a)(c)(d) 10,000 10,067
JW Commercial Mortgage Trust,
Series 2026-MRCO, Class A,
5.13% (TSFR1M+150bps),
6/15/39(a)(b)(d) 150,000 150,335
Manhattan West Mortgage Trust
Series 2020-1MW, Class A,
2.13%, 9/10/39(a)(d) 150,000 145,194
Series 2026-2MW, Class A,
5.50%, 6/10/48(a)(c)(d) 25,000 25,181
Series 2026-2MW, Class C,
5.92%, 6/10/48(a)(c)(d) 25,000 25,045
Series 2026-2MW, Class B,
5.72%, 6/10/48(a)(c)(d) 25,000 25,131
SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Commercial MBS (8.2%): (continued)
NYC Commercial Mortgage Trust,
Series 2026-1PARK, Class A,
4.88% (TSFR1M+125bps),
2/15/43(a)(b)(d) 25,000 24,971
SCOTT Trust, Series 2023-SFS, Class A,
5.91%, 3/10/40(a)(d) 100,000 101,135
SHOPS Commercial Mortgage Trust,
Series 2026-CSTL, Class A, 4.97%,
5/5/39(a)(c)(d) 150,000 148,831
SLG Office Trust
Series 2026-OMA, Class A,
5.13%, 4/15/41(a)(c)(d) 30,000 29,952
Series 2026-OMA, Class B,
5.33%, 4/15/41(a)(c)(d) 100,000 99,968
Series 2021-OVA, Class A,
2.59%, 7/15/41(a)(d) 4,000 3,561
SWCH Commercial Mortgage Trust,
Series 2025-DATA, Class A, 5.07%
(TSFR1M+144bps), 2/15/42(a)
(b)(d) 100,000 99,328
1,735,087
Total Collateralized Mortgage
Obligations
(Cost $1,786,478) 1,779,679
SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Senior Secured Loan (2.1%)
Energy ( 0 .5% ):
Colossus Acquireco LLC, Initial
Term Loan, First Lien, 5.39%
(SOFR01M+175bps), 1/10/33(b) 100,000 99,292
Financials ( 1 .0% ):
Ardonagh Group Finco Pty Ltd.,
Syndicated Facility B Loan, First
Lien, 6.70% (SOFR03M+300bps),
2/18/31(b) 100,000 96,563
The Edelman Financial Engines Center
LLC, Initial Term Loan, First Lien,
7.62% (SOFR01M+400bps),
11/28/31(b) 100,000 100,203
196,766
Information Technology ( 0 .6% ):
Metropolis Technologies, Inc., Initial
Term Loan, First Lien, 8.92%
(SOFR03M+525bps), 11/3/32(b) 100,000 98,167

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan Fixed Income ETF
See notes to financial statements.

SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Information Technology (0.6%): (continued)
Shift4 Payments LLC, Term Loan B,
First Lien, 7/30/32(c)(e) 50,000 49,250
147,417
Total Senior Secured Loan
(Cost $447,498) 443,475
SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Corporate Bonds (18.0%)
Communication Services ( 0 .3% ):
Lamar Media Corp.
3.63%, 1/15/31, Callable
7/17/26 @ 101.81 12,000 11,187
5.38%, 11/1/33, Callable
11/1/28 @ 102.69 (a) 12,000 11,760
Uniti Group LP/Uniti Group Finance,
Inc./CSL Capital LLC, 6.50%, 2/15/29,
Callable 7/12/26 @ 100 (a) 50,000 49,605
72,552
Consumer Discretionary ( 0 .9% ):
Asbury Automotive Group, Inc.,
5.00%, 2/15/32, Callable 11/15/26 @
102.5 (a) 12,000 11,460
AutoNation, Inc., 5.89%, 3/15/35,
Callable 12/15/34 @ 100 5,000 5,102
D.R. Horton, Inc., 5.50%, 10/15/35,
Callable 7/15/35 @ 100 35,000 35,728
Genuine Parts Co., 2.75%, 2/1/32,
Callable 11/1/31 @ 100 15,000 13,071
Group 1 Automotive, Inc., 6.38%,
1/15/30, Callable 7/15/26 @ 103.19
(a) 12,000 12,156
LKQ Corp., 6.25%, 6/15/33, Callable
3/15/33 @ 100 15,000 15,500
Meritage Homes Corp., 5.65%,
3/15/35, Callable 12/15/34 @ 100 35,000 35,369
O'Reilly Automotive, Inc., 5.00%,
8/19/34, Callable 5/19/34 @ 100 35,000 34,621
Taylor Morrison Communities, Inc.,
5.75%, 11/15/32, Callable 5/15/32
@ 100 (a) 29,000 29,857
Toll Brothers Finance Corp., 5.60%,
6/15/35, Callable 3/15/35 @ 100 15,000 15,285
208,149
SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Consumer Staples ( 0 .4% ):
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International US
LLC
6.63%, 7/15/30, Callable
7/16/26 @ 103.31 (a) 25,000 25,010
5.60%, 1/15/31, Callable
12/15/30 @ 100 (a) 25,000 24,335
The J.M. Smucker Co., 6.50%,
11/15/53, Callable 5/15/53 @ 100 35,000 38,164
87,509
Energy ( 1 .3% ):
Cheniere Energy Partners LP, 5.55%,
10/30/35, Callable 4/30/35 @ 100 35,000 35,543
Coterra Energy, Inc., 5.40%, 2/15/35,
Callable 11/15/34 @ 100 15,000 14,905
Diamondback Energy, Inc.
5.40%, 4/18/34, Callable
1/18/34 @ 100 35,000 35,495
5.75%, 4/18/54, Callable
10/18/53 @ 100 35,000 34,024
DT Midstream, Inc., 5.80%, 12/15/34,
Callable 9/15/34 @ 100 (a) 35,000 35,778
Enterprise Products Operating LLC,
5.20%, 1/15/36, Callable 10/15/35
@ 100 15,000 15,051
Florida Gas Transmission Co. LLC,
5.75%, 7/15/35, Callable 4/15/35 @
100 (a) 13,000 13,357
Murphy Oil USA, Inc., 5.88%, 6/1/34,
Callable 6/1/29 @ 102.94 (a) 25,000 25,072
NGPL PipeCo LLC, 5.60%, 8/15/36,
Callable 2/15/36 @ 100 (a) 16,000 15,893
Permian Resources Operating LLC,
6.25%, 2/1/33, Callable 8/1/27 @
103.13 (a) 19,000 19,405
Plains All American Pipeline LP/
PAA Finance Corp., 5.70%, 9/15/34,
Callable 6/15/34 @ 100 15,000 15,325
Viper Energy Partners LLC, 5.70%,
8/1/35, Callable 5/1/35 @ 100 12,000 12,160
272,008
Financials ( 4 .7% ):
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 2/1/29, Callable 8/1/26
@ 104.13 (a) 25,000 23,525

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan Fixed Income ETF
See notes to financial statements.

SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Financials (4.7%): (continued)
6.00%, 8/1/29, Callable 8/1/26
@ 100 (a) 19,000 16,810
7.50%, 11/6/30, Callable 8/1/26
@ 103.75 (a) 35,000 33,186
6.75%, 7/1/32, Callable 7/1/28
@ 103.38 (a) 25,000 22,476
Affiliated Managers Group, Inc.,
5.50%, 2/15/36, Callable 11/15/35
@ 100 15,000 14,842
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer
6.50%, 10/1/31, Callable
10/1/27 @ 103.25 (a) 5,000 4,985
7.38%, 10/1/32, Callable
10/1/27 @ 103.69 (a) 8,000 7,948
Amynta Agency Borrower, Inc. and
Amynta Warranty Borrower, Inc.,
7.50%, 7/15/33, Callable 7/15/28 @
103.75 (a) 35,000 33,590
Arthur J. Gallagher & Co.
5.15%, 2/15/35, Callable
11/15/34 @ 100 33,000 32,771
5.55%, 2/15/55, Callable
8/15/54 @ 100 25,000 23,727
Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance, 7.13%, 5/15/31,
Callable 5/15/27 @ 103.56 (a) 27,000 27,084
BCPE Flavor Debt Merger Sub LLC
and BCPE Flavor Issuer, Inc., 9.50%,
7/1/32, Callable 7/1/28 @ 104.75 (a) 15,000 14,467
Block Financial LLC
3.88%, 8/15/30, Callable
5/15/30 @ 100 16,000 15,194
5.38%, 9/15/32, Callable
7/15/32 @ 100 35,000 34,291
Blue Owl Finance LLC, 6.25%,
4/18/34, Callable 1/18/34 @ 100 15,000 14,680
Brown & Brown, Inc.
5.65%, 6/11/34, Callable
3/11/34 @ 100 33,000 33,404
5.55%, 6/23/35, Callable
3/23/35 @ 100 33,000 32,949
6.25%, 6/23/55, Callable
12/12/54 @ 100 33,000 33,292
Burford Capital Global Finance LLC
6.25%, 4/15/28, Callable 8/1/26
@ 100 (a) 12,000 11,878
SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Financials (4.7%): (continued)
7.50%, 7/15/33, Callable
7/15/28 @ 103.75 (a) 12,000 10,166
Citadel Securities Global Holdings
LLC, 5.75%, 3/27/36, Callable
12/27/35 @ 100 (a) 35,000 34,653
CoBank ACB, 6.25%(TSFR3M+466bps)
(b)(f) 7,000 7,000
Enstar Finance LLC,
5.50%(H15T5Y+401bps), 1/15/42,
Callable 1/15/27 @ 100 (b) 35,000 34,924
EZCORP, Inc., 7.38%, 4/1/32, Callable
4/1/28 @ 103.69 (a) 12,000 12,586
Global Payments, Inc., 5.55%,
11/15/35, Callable 8/15/35 @ 100 27,000 26,159
Hightower Holding LLC
6.75%, 4/15/29, Callable 8/1/26
@ 100 (a) 12,000 11,956
9.13%, 1/31/30, Callable 8/1/26
@ 104.56 (a) 12,000 12,505
HUB International Ltd.
5.63%, 12/1/29, Callable 8/1/26
@ 101.41 (a) 9,000 8,949
7.38%, 1/31/32, Callable
1/31/27 @ 103.69 (a) 18,000 18,330
Jane Street Group/JSG Finance, Inc.,
6.75%, 5/1/33, Callable 5/1/28 @
103.38 (a) 18,000 18,495
Jefferies Finance LLC/JFIN Co-Issuer
Corp., 6.63%, 10/15/31, Callable
10/15/27 @ 103.31 (a) 12,000 11,815
Jefferies Financial Group, Inc., 5.50%,
2/15/36, Callable 11/15/35 @ 100 15,000 14,474
Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.,
7.00%, 7/15/31, Callable 7/15/27 @
103.5 (a) 19,000 19,696
LPL Holdings, Inc.
5.65%, 3/15/35, Callable
12/15/34 @ 100 35,000 34,793
5.75%, 6/15/35, Callable
3/15/35 @ 100 35,000 35,023
Mobius Merger Sub, Inc., 9.00%,
6/1/30, Callable 8/1/26 @ 104.5 (a) 25,000 16,703
MSCI, Inc., 5.15%, 3/15/36, Callable
12/15/35 @ 100 32,000 30,908
MSD Investment Corp.

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan Fixed Income ETF
See notes to financial statements.

SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Financials (4.7%): (continued)
6.38%, 6/12/29, Callable
5/12/29 @ 100 (a) 7,000 7,014
6.13%, 2/5/31, Callable 1/5/31
@ 100 (a) 11,000 10,739
Osaic Holdings, Inc.
6.75%, 8/1/32, Callable 8/1/28
@ 103.38 (a) 25,000 25,050
8.00%, 8/1/33, Callable 8/1/28
@ 104 (a) 25,000 25,054
Rocket Cos., Inc.
6.38%, 8/1/33, Callable 8/1/28
@ 103.19 (a) 12,000 12,207
6.50%, 6/15/34, Callable
6/15/29 @ 103.25 (a) 10,000 10,256
Ryan Specialty LLC, 5.88%, 8/1/32,
Callable 8/1/27 @ 102.94 (a) 31,000 30,499
Santander Holdings USA, Inc.,
5.70%(SOFR+160bps), 6/5/37,
Callable 6/5/36 @ 100 (b) 25,000 24,988
Stewart Information Services Corp.,
3.60%, 11/15/31, Callable 8/15/31
@ 100 12,000 10,665
Stonebriar ABF Issuer LLC, 8.13%,
12/15/30, Callable 12/15/27 @
104.06 (a) 12,000 12,540
Willis North America, Inc., 5.15%,
3/15/36, Callable 12/15/35 @ 100 22,000 21,568
980,814
Health Care ( 1 .0% ):
180 Medical, Inc., 5.30%, 10/8/35,
Callable 7/8/35 @ 100 (a) 15,000 14,710
Alcon Finance Corp., 5.75%, 12/6/52,
Callable 6/6/52 @ 100 (a) 30,000 29,755
AthenaHealth Group, Inc., 6.50%,
2/15/30, Callable 8/1/26 @ 101.63
(a) 12,000 11,507
Baxter International, Inc., 5.65%,
12/15/35, Callable 9/15/35 @ 100 12,000 11,896
Centene Corp.
4.63%, 12/15/29, Callable
8/1/26 @ 101.54 7,000 6,818
2.50%, 3/1/31, Callable 12/1/30
@ 100 25,000 21,834
DENTSPLY Sirona, Inc.
3.25%, 6/1/30, Callable 3/1/30
@ 100 18,000 16,633
SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Health Care (1.0%): (continued)
8.37%(H15T5Y+438bps),
9/12/55, Callable 6/12/30 @
100 (b) 4,000 3,997
Gaia Purchaser, Inc., 7.63%, 7/15/33,
Callable 7/15/29 @ 103.81 (a) 9,000 9,103
GE Healthcare Technologies, Inc.,
4.95%, 12/15/35, Callable 9/15/35
@ 100 13,000 12,681
Prestige Brands, Inc., 6.25%, 7/15/34,
Callable 7/15/29 @ 103.13 25,000 25,000
VSP Optical Group, Inc.
5.45%, 12/1/35, Callable 9/1/35
@ 100 (a) 2,000 1,984
5.65%, 6/1/36, Callable 3/1/36
@ 100 (a) 4,000 4,010
Zoetis, Inc., 5.00%, 8/17/35, Callable
5/17/35 @ 100 35,000 34,564
204,492
Industrials ( 2 .4% ):
Acuity Brands Lighting, Inc., 2.15%,
12/15/30, Callable 9/15/30 @ 100 15,000 13,435
American Builders & Contractors
Supply Co., Inc., 4.00%, 1/15/28,
Callable 8/1/26 @ 100 (a) 12,000 11,795
Arcosa, Inc., 6.88%, 8/15/32, Callable
8/15/27 @ 103.44 (a) 35,000 36,518
Axon Enterprise, Inc., 6.25%,
3/15/33, Callable 3/15/28 @ 103.13
(a) 12,000 12,305
BlueLinx Holdings, Inc., 6.00%,
11/15/29, Callable 8/1/26 @ 101.5
(a) 12,000 11,841
Carlisle Cos., Inc., 5.55%, 9/15/40,
Callable 6/15/40 @ 100 35,000 34,757
Carpenter Technology Corp., 5.63%,
3/1/34, Callable 3/1/29 @ 102.81 (a) 17,000 16,999
Experian Finance US, Inc., 5.35%,
8/24/36, Callable 5/24/36 @ 100 (a) 20,000 19,917
GATX Corp., 5.50%, 6/15/35, Callable
3/15/35 @ 100 13,000 13,144
Genesee & Wyoming, Inc., 6.25%,
4/15/32, Callable 4/15/27 @ 103.13
(a) 12,000 12,181

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan Fixed Income ETF
See notes to financial statements.

SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Industrials (2.4%): (continued)
GXO Logistics, Inc., 6.50%, 5/6/34,
Callable 2/6/34 @ 100 15,000 15,716
Herc Holdings, Inc., 7.25%, 6/15/33,
Callable 6/15/28 @ 103.63 (a) 5,000 5,214
Hubbell, Inc., 4.80%, 11/15/35,
Callable 8/15/35 @ 100 13,000 12,637
JH North America Holdings, Inc.,
6.13%, 7/31/32, Callable 7/31/28 @
103.06 (a) 35,000 35,310
Kennametal, Inc., 5.80%, 5/28/36,
Callable 2/28/36 @ 100 5,000 5,053
MasTec, Inc., 5.90%, 6/15/29,
Callable 5/15/29 @ 100 15,000 15,430
Masterbrand, Inc., 7.00%, 7/15/32,
Callable 7/15/27 @ 103.5 (a) 12,000 12,137
Otis Worldwide Corp.
5.13%, 9/4/35, Callable 6/4/35
@ 100 35,000 34,859
3.11%, 2/15/40, Callable
8/15/39 @ 100 33,000 25,361
Paychex, Inc., 5.60%, 4/15/35,
Callable 1/15/35 @ 100 30,000 30,297
Penske Truck Leasing Co. LP/PTL
Finance Corp., 6.20%, 6/15/30,
Callable 4/15/30 @ 100 (a) 15,000 15,658
Regal Rexnord Corp., 6.40%, 4/15/33,
Callable 1/15/33 @ 100 12,000 12,736
Resideo Funding, Inc., 6.50%,
7/15/32, Callable 7/15/27 @ 103.25
(a) 12,000 12,072
Roller Bearing Co. of America, Inc.,
4.38%, 10/15/29, Callable 8/1/26 @
101.09 (a) 12,000 11,714
RXO, Inc., 6.38%, 5/15/31, Callable
5/15/28 @ 103.19 (a) 12,000 12,195
Stonepeak Nile Parent LLC, 7.25%,
3/15/32, Callable 3/15/28 @ 103.63
(a) 12,000 12,430
Textron, Inc., 4.95%, 3/15/36,
Callable 12/15/35 @ 100 15,000 14,601
The Timken Co., 4.13%, 4/1/32,
Callable 1/1/32 @ 100 32,000 30,394
SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Industrials (2.4%): (continued)
Verisk Analytics, Inc., 5.13%, 3/15/36,
Callable 12/15/35 @ 100 15,000 14,656
511,362
Information Technology ( 2 .4% ):
Broadcom, Inc., 4.95%, 1/15/36,
Callable 10/15/35 @ 100 48,000 47,161
Cadence Design Systems, Inc., 4.70%,
9/10/34, Callable 6/10/34 @ 100 22,000 21,534
Citadel Finance LLC, 5.15%, 2/14/31,
Callable 1/14/31 @ 100 (a) 15,000 14,643
Cloud Software Group LLC, 6.50%,
3/31/29, Callable 7/12/26 @ 103.25
(a) 26,000 25,237
Ellucian Holdings, Inc., 6.50%,
12/1/29, Callable 12/1/26 @ 103.25
(a) 25,000 24,222
Foundry JV Holdco LLC
6.40%, 1/25/38, Callable
10/25/37 @ 100 (a) 35,000 37,469
6.30%, 1/25/39, Callable
10/25/38 @ 100 (a) 35,000 37,200
Keysight Technologies, Inc., 4.95%,
10/15/34, Callable 7/15/34 @ 100 35,000 34,592
NCR Voyix Corp., 5.13%, 4/15/29,
Callable 7/12/26 @ 100 (a) 12,000 11,705
Qnity Electronics, Inc.
5.75%, 8/15/32, Callable
8/15/28 @ 102.88 (a) 32,000 32,192
6.25%, 8/15/33, Callable
8/15/28 @ 103.13 (a) 25,000 25,441
Rocket Software, Inc., 9.00%,
11/28/28, Callable 7/12/26 @ 102 (a) 27,000 26,794
Roper Technologies, Inc., 5.10%,
9/15/35, Callable 6/15/35 @ 100 32,000 31,089
ServiceNow, Inc.
5.40%, 5/15/36, Callable
2/15/36 @ 100 10,000 9,988
6.30%, 5/15/56, Callable
11/15/55 @ 100 3,000 3,051
Synopsys, Inc., 5.15%, 4/1/35,
Callable 1/1/35 @ 100 35,000 34,825
TD SYNNEX Corp., 5.30%, 10/10/35,
Callable 7/10/35 @ 100 8,000 7,871
Trimble, Inc., 6.10%, 3/15/33,
Callable 12/15/32 @ 100 35,000 36,542

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan Fixed Income ETF
See notes to financial statements.

SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Information Technology (2.4%): (continued)
UKG, Inc., 6.88%, 2/1/31, Callable
2/1/27 @ 103.44 (a) 29,000 28,157
VMware LLC, 2.20%, 8/15/31,
Callable 5/15/31 @ 100 15,000 13,211
502,924
Materials ( 1 .8% ):
Amcor Flexibles North America, Inc.,
5.13%, 3/12/36, Callable 12/12/35
@ 100 32,000 31,411
AmeriTex HoldCo Intermediate LLC,
7.63%, 8/15/33, Callable 8/15/28 @
103.81 (a) 25,000 26,134
Amrize Finance US LLC, 5.40%,
4/7/35, Callable 1/7/35 @ 100 12,000 12,187
AptarGroup, Inc., 3.60%, 3/15/32,
Callable 12/15/31 @ 100 13,000 12,035
CRH America Finance, Inc.
5.00%, 2/9/36, Callable 11/9/35
@ 100 30,000 29,353
5.88%, 1/9/55, Callable 7/9/54
@ 100 35,000 35,299
Eagle Materials, Inc., 5.00%, 3/15/36,
Callable 12/15/35 @ 100 5,000 4,831
LYB International Finance III LLC,
3.38%, 10/1/40, Callable 4/1/40 @
100 9,000 6,579
Martin Marietta Materials, Inc.
5.15%, 12/1/34, Callable 9/1/34
@ 100 35,000 35,012
5.50%, 12/1/54, Callable 6/1/54
@ 100 35,000 33,506
Sonoco Products Co., 5.00%, 9/1/34,
Callable 6/1/34 @ 100 25,000 24,490
Southern Copper Corp., 5.35%,
6/24/36, Callable 3/24/36 @ 100 8,000 7,945
Sword Purchaser LLC, 8.25%,
4/15/33, Callable 4/15/29 @ 104.13
(a) 12,000 12,413
Syensqo Finance America LLC, 5.85%,
6/4/34, Callable 3/4/34 @ 100 (a) 15,000 15,326
The Sherwin-Williams Co., 5.15%,
8/15/35, Callable 5/15/35 @ 100 33,000 33,050
Vulcan Materials Co.
5.35%, 12/1/34, Callable 9/1/34
@ 100 29,000 29,430
SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Materials (1.8%): (continued)
5.70%, 12/1/54, Callable 6/1/54
@ 100 35,000 34,730
Westlake Corp., 5.55%, 11/15/35,
Callable 8/15/35 @ 100 10,000 9,909
393,640
Real Estate ( 1 .4% ):
Alexandria Real Estate Equities, Inc.,
5.50%, 10/1/35, Callable 7/1/35 @
100 33,000 32,966
American Assets Trust LP, 6.15%,
10/1/34, Callable 7/1/34 @ 100 6,000 6,098
Boston Properties LP, 2.45%,
10/1/33, Callable 7/1/33 @ 100 35,000 28,782
Essex Portfolio LP, 5.50%, 4/1/34,
Callable 1/1/34 @ 100 33,000 33,643
Extra Space Storage LP, 5.35%,
1/15/35, Callable 10/15/34 @ 100 33,000 33,142
Healthpeak OP LLC, 5.38%, 2/15/35,
Callable 11/15/34 @ 100 15,000 15,094
Kilroy Realty LP, 6.25%, 1/15/36,
Callable 10/15/35 @ 100 35,000 35,503
Public Storage Operating Co., 5.00%,
7/1/35, Callable 4/1/35 @ 100 31,000 30,879
Regency Centers LP, 5.10%, 1/15/35,
Callable 10/15/34 @ 100 31,000 30,995
South Bow USA Infrastructure
Holdings LLC, 5.58%, 10/1/34,
Callable 7/1/34 @ 100 15,000 14,942
The Howard Hughes Corp.
5.88%, 3/1/32, Callable 9/1/28
@ 102.94 (a) 13,000 12,901
6.13%, 3/1/34, Callable 3/1/29
@ 103.06 (a) 10,000 9,893
284,838
Utilities ( 1 .4% ):
Black Hills Corp., 6.00%, 1/15/35,
Callable 10/15/34 @ 100 15,000 15,576
CenterPoint Energy Houston Electric
LLC, 5.05%, 3/1/35, Callable 12/1/34
@ 100 35,000 34,938
CenterPoint Energy Restoration Bond
Co. III LLC, 4.86%, 12/15/39 35,000 33,947

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan Fixed Income ETF
See notes to financial statements.

SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Utilities (1.4%): (continued)
Cleco Power LLC, 5.30%, 1/15/36,
Callable 10/15/35 @ 100 (a) 33,000 32,760
CMS Energy Corp.,
4.75%(H15T5Y+412bps), 6/1/50,
Callable 3/1/30 @ 100 (b) 12,000 11,749
Constellation Energy Generation LLC,
5.00%, 2/1/31, Callable 2/1/27 @
101.67 (a) 9,000 8,988
Duquesne Light Holdings, Inc., 2.78%,
1/7/32, Callable 10/7/31 @ 100 (a) 15,000 13,207
Entergy Louisiana LLC, 5.15%,
9/15/34, Callable 6/15/34 @ 100 35,000 35,314
Evergy Missouri West Storm Funding
I LLC, 5.10%, 12/1/38 13,363 13,442
Interstate Power and Light Co.,
5.60%, 6/29/35, Callable 3/29/35 @
100 15,000 15,388
NextEra Energy Capital Holdings, Inc.,
6.00%(H15T5Y+184bps), 10/1/56,
Callable 7/4/31 @ 100 (b) 8,000 7,996
Public Service Co. of Oklahoma,
5.45%, 1/15/36, Callable 10/15/35
@ 100 23,000 23,232
The AES Corp., 5.75%, 7/15/33,
Callable 5/15/33 @ 100 4,000 4,024
Vistra Operations Co. LLC
7.75%, 10/15/31, Callable
10/15/26 @ 103.88 (a) 20,000 20,953
6.88%, 4/15/32, Callable
4/15/27 @ 103.44 (a) 20,000 20,718
292,232
Total Corporate Bonds
(Cost $3,832,726) 3,810,520
Yankee Dollar (3.7%)
Communication Services ( 0 .4% ):
Altice France Lux 3/Altice Holdings
1, 10.00%, 1/15/33, Callable
10/1/26 @ 101 (a) 20,495 20,132
Altice France SA
9.50%, 11/1/29, Callable
10/1/26 @ 101 (a) 12,000 12,185
6.50%, 4/15/32, Callable
10/1/26 @ 101 (a) 20,835 20,140
SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Communication Services (0.4%): (continued)
Telecom Italia Capital SA, 7.20%,
7/18/36 25,000 27,353
79,810
Consumer Discretionary ( 0 .4% ):
Gildan Activewear, Inc., 5.40%,
10/7/35, Callable 7/7/35 @ 100
(a) 33,000 32,015
Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29, Callable
7/17/26 @ 100 (a) 40,000 39,971
71,986
Energy ( 0 .2% ):
Breakwater Energy Holdings SARL,
9.25%, 11/15/30, Callable
11/15/27 @ 104.63 (a) 12,000 12,663
Harbour Energy PLC, 6.33%, 4/1/35,
Callable 1/1/35 @ 100 (a) 15,000 15,287
27,950
Financials ( 1 .4% ):
Ardonagh Finco Ltd., 7.75%, 2/15/31,
Callable 2/15/27 @ 103.88 (a) 25,000 25,285
Ardonagh Group Finance Ltd., 8.88%,
2/15/32, Callable 2/15/27 @
104.44 (a) 25,000 24,290
Ascot Group Ltd.,
6.35%(H15T5Y+238bps),
6/15/35, Callable 3/15/30 @
100 (a)(b) 13,000 13,094
Azorra Finance Ltd., 6.25%, 2/15/34,
Callable 2/15/29 @ 103.13 (a) 22,000 21,317
Credit Agricole SA,
6.25%(SOFR+267bps), 1/10/35,
Callable 1/10/34 @ 100 (a)(b) 25,000 26,042
Fidelis Insurance Holdings Ltd.,
7.75%(H15T5Y+428bps),
6/15/55, Callable 12/15/34 @
100 (b) 12,000 12,622
GGAM Finance Ltd.
6.88%, 4/15/29, Callable 8/1/26
@ 103.44 (a) 12,000 12,274
5.88%, 3/15/30, Callable
9/15/26 @ 102.94 (a) 12,000 12,032

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan Fixed Income ETF
See notes to financial statements.

SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Financials (1.4%): (continued)
Howden UK Refinance PLC/Howden
UK Refinance 2 PLC/Howden US
Refinance LLC
7.25%, 2/15/31, Callable
2/15/27 @ 103.63 (a) 25,000 24,215
8.13%, 2/15/32, Callable
2/15/27 @ 104.06 (a) 55,000 49,514
Jones Deslauriers Insurance
Management, Inc.
8.50%, 3/15/30, Callable 8/1/26
@ 104.25 (a) 31,000 31,663
6.88%, 10/1/33, Callable
10/1/28 @ 103.44 (a) 30,000 27,936
Nationwide Building Society,
5.54%(SOFR+165bps), 7/14/36,
Callable 7/14/35 @ 100 (a)(b) 35,000 35,255
Westpac Banking Corp.,
3.02%(H15T5Y+153bps),
11/18/36, Callable 11/18/31 @
100 (b) 15,000 13,402
328,941
Health Care ( 0 .2% ):
1261229 BC Ltd., 10.00%, 4/15/32,
Callable 4/15/28 @ 105 (a) 25,000 25,306
Bausch + Lomb Corp., 8.38%,
10/1/28, Callable 7/12/26 @
104.19 (a) 12,000 12,344
37,650
Industrials ( 0 .7% ):
Avianca Midco 2 PLC, 9.50%,
1/28/31, Callable 1/28/28 @
104.75 (a) 25,000 24,615
Avilease Capital Ltd., 5.50%, 6/30/31,
Callable 5/30/31 @ 100 (a) 8,000 8,044
Bombardier, Inc., 7.25%, 7/1/31,
Callable 7/1/27 @ 103.63 (a) 25,000 26,172
Latam Airlines Group SA, 7.63%,
1/7/31, Callable 7/7/27 @
103.81 (a) 12,000 12,444
LG Energy Solution Ltd., 5.88%,
4/2/36 (a) 35,000 35,316
nVent Finance SARL, 5.65%, 5/15/33,
Callable 2/15/33 @ 100 15,000 15,406
SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
Industrials (0.7%): (continued)
VistaJet Malta Finance PLC/Vista
Management Holding, Inc.,
9.50%, 6/1/28, Callable 8/1/26
@ 102.38 (a) 25,000 25,330
147,327
Information Technology ( 0 .3% ):
Open Text Corp., 6.90%, 12/1/27,
Callable 11/1/27 @ 100 (a) 50,000 51,117
Seagate Data Storage Technology Pte
Ltd., 8.50%, 7/15/31, Callable
7/15/26 @ 104.25 (a) 12,000 12,540
63,657
Materials ( 0 .1% ):
Cemex SAB de CV, 5.75%, 6/5/36,
Callable 3/5/36 @ 100 25,000 24,894
Total Yankee Dollar
(Cost $788,637) 782,215
Municipal Bond (0.0%)
†
Higher Education ( 0 .0% ):
San Antonio Education Facilities
Corp. Revenue, 3.15%, 4/1/37 5,000 3,772
Total Municipal Bond
(Cost $3,756) 3,772
U.S. Government Agency Mortgage (27.0%)
U.S. Government Agency Mortgage ( 27 .0% ):
Federal Home Loan Mortgage
Corporation
2.50%, 1/1/52 447,753 377,860
5.00%, 12/1/55 - 3/1/56 1,171,264 1,157,603
5.50%, 9/1/55 - 6/1/56 780,609 783,980
6.00%, 8/1/54 363,854 372,289
2,691,732
Federal National Mortgage
Association
3.00%, 3/1/53 442,474 387,512
3.50%, 12/1/52 12,093 11,102
4.00%, 7/1/53 - 2/1/55 431,706 406,727
4.50%, 3/1/56 810,876 778,836
5.00%, 6/1/56 10,000 9,836
5.50%, 10/1/55 - 6/1/56 791,094 794,589
2,388,602

Schedule of Portfolio Investments - continued
June 30, 2026 (Unaudited)
Timothy Plan Fixed Income ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2026 .
SECURITY DESCRIPTION
PRINCIPAL
AMOUNT ($) VALUE ($)
U.S. Government Agency Mortgage (27.0%): (continued)
Government National Mortgage
Association
3.00%, 2/20/52 - 4/20/52 43,319 38,127
3.50%, 4/20/56 648,803 582,614
4.50%, 9/20/52 - 3/20/56 35,585 33,897
654,638
Total U.S. Government Agency
Mortgage
(Cost $5,774,718) 5,734,972
U.S. Treasury Obligations (24.5%)
U.S. Treasury Bonds
5.00%, 5/15/37 250,000 262,344
4.38%, 11/15/39 416,000 403,975
4.63%, 2/15/46 1,096,000 1,052,331
4.75%, 2/15/56 551,000 535,417
U.S. Treasury Notes
3.88%, 4/15/29 25,000 24,813
4.63%, 5/31/31 150,000 152,695
4.13%, 4/30/33 850,000 840,836
3.38%, 5/15/33 278,000 262,580
4.25%, 5/15/35 49,000 48,426
4.13%, 2/15/36 1,650,000 1,610,296
Total U.S. Treasury Obligations
(Cost $5,196,322) 5,193,713
Total Investments
(Cost $21,179,223) — 99.4% 21,086,283
Other assets in excess of liabilities — 0.6% 131,190
$ 21,217,473
† Represents less than 0.05%.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $7,286 (thousands) and amounted to 34.3% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June
30, 2026.
(c) The rate for certain asset-backed and mortgage-backed
securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2026.
(d) Security is interest only.
(e) The rates for this senior secured loan will be known on
settlement date of the loan, subsequent to this report date.
Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
ABS Asset-Based Securities
bps Basis Points
CMO Collateralized Mortgage Obligations
Continuously
callable
Investment is continuously callable or will be continuously
callable on any date after the first call date until its maturity.
H15T5Y 5 Year Treasury Constant Maturity Rate, rate disclosed as of
June 30, 2026
LLC Limited Liability Corporation
LP Limited Partnership
MBS Mortgage -Based Securities
SOFR Secured Overnight Financing Rate
SOFR01M 1 Month SOFR, rate disclosed as of June 30, 2026
SOFR03M 3 Month SOFR, rate disclosed as of June 30, 2026
TSFR1M 1 Month Term SOFR, rate disclosed as of June 30, 2026
TSFR3M 3 Month Term SOFR, rate disclosed as of June 30, 2026
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
10-Year U.S. Treasury Note Futures 9/21/26 3 $ 327,528 $ 329,672 $ 2,144
30-Year U.S. Treasury Bond Futures 9/21/26 2 221,320 227,000 5,680
$ 7,824

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan US
Small Cap Core ETF
Timothy Plan US
Large/Mid Cap
Core ETF
ASSETS:
Investments, at value (Cost $303,848,091 and $258,096,358) $ 358,631,355 $ 303,636,338
Cash 540,099 550,854
Deposits with broker for futures contracts 43,457 36,966
Interest and dividends receivable 249,330 169,886
Receivable for capital shares issued 12,333 —
Receivable for investments sold 105,711 —
Variation margin receivable on open futures contracts 2,676 2,400
Reclaims receivable — 1,284
Total Assets 359,584,961 304,397,728
LIABILITIES:
Payable for investments purchased 7,745 —
Accrued expenses and other payables: — —
Investment advisory fees 145,154 127,954
Total Liabilities 152,899 127,954
Net Assets 359,432,062 304,269,774
NET ASSETS CONSIST OF:
Capital $ 321,785,257 $ 272,544,863
Total distributable earnings/(loss) 37,646,805 31,724,911
Net Assets $ 359,432,062 $ 304,269,774
Shares Outstanding (unlimited shares authorized, no par value): 7,500,000 6,037,008
Net asset value per share: $ 47.92 $ 50.40

Statements of Assets and Liabilities - continued
June 30, 2026 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan High
Dividend Stock ETF
Timothy Plan
International ETF
ASSETS:
Investments, at value (Cost $315,368,904 and $203,166,502) $ 348,877,341 $ 242,378,908
Foreign currency, at value (Cost $— and $414,902) — 414,865
Cash 1,287,936 1,254,916
Deposits with broker for futures contracts 113,698 76,926
Interest and dividends receivable 334,231 177,583
Variation margin receivable on open futures contracts 7,200 3,503
Reclaims receivable 3,224 728,252
Total Assets 350,623,630 245,034,953
LIABILITIES:
Payable for investments purchased — 338,944
Accrued expenses and other payables: — —
Investment advisory fees 148,494 123,323
Total Liabilities 148,494 462,267
Net Assets 350,475,136 244,572,686
NET ASSETS CONSIST OF:
Capital $ 338,103,518 $ 198,873,233
Total distributable earnings/(loss) 12,371,618 45,699,453
Net Assets $ 350,475,136 $ 244,572,686
Shares Outstanding (unlimited shares authorized, no par value): 8,297,350 6,600,000
Net asset value per share: $ 42.24 $ 37.06

Statements of Assets and Liabilities - continued
June 30, 2026 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan Free
Cash Flow ETF
Timothy Plan Free
Cash Flow Growth
ETF
ASSETS:
Investments, at value (Cost $39,659,919 and $32,656,577) $ 39,164,802 $ 35,468,954
Cash 60,385 33,133
Interest and dividends receivable 16,046 6,116
Total Assets 39,241,233 35,508,203
LIABILITIES:
Payable for capital shares redeemed 834 —
Accrued expenses and other payables: — —
Investment advisory fees 19,225 16,291
Total Liabilities 20,059 16,291
Net Assets 39,221,174 35,491,912
NET ASSETS CONSIST OF:
Capital $ 39,655,900 $ 32,629,533
Total distributable earnings/(loss) (434,726) 2,862,379
Net Assets $ 39,221,174 $ 35,491,912
Shares Outstanding (unlimited shares authorized, no par value): 1,575,000 1,275,000
Net asset value per share: $ 24.90 $ 27.84

Statements of Assets and Liabilities - continued
June 30, 2026 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan Fixed
Income ETF
ASSETS:
Investments, at value (Cost $21,179,223) $ 21,086,283
Cash 325,283
Deposits with broker for futures contracts 35,029
Interest and dividends receivable 180,214
Receivable for investments sold 58,912
Total Assets 21,685,721
LIABILITIES:
Payable for investments purchased 456,702
Variation margin payable on open futures contracts 2,203
Accrued expenses and other payables: —
Investment advisory fees 9,343
Total Liabilities 468,248
Net Assets 21,217,473
NET ASSETS CONSIST OF:
Capital $ 21,263,377
Total distributable earnings/(loss) (45,904)
Net Assets $ 21,217,473
Shares Outstanding (unlimited shares authorized, no par value): 850,000
Net asset value per share: $ 24.96

Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan US
Small Cap Core ETF
Timothy Plan US
Large/Mid Cap
Core ETF
Investment Income:
Dividend income $ 2,768,600 $ 2,410,706
Interest income 1,945 1,738
Foreign tax withholding (2,411) (49)
Total Income 2,768,134 2,412,395
Expenses:
Investment advisory fees 796,809 856,946
Total Expenses 796,809 856,946
Net Investment Income (Loss) 1,971,325 1,555,449
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments 6,220,462 7,748,840
Net realized gains (losses) from in-kind transactions 5,473,247 19,096,678
Net realized gains (losses) from futures contracts 129,102 80,730
Net change in unrealized appreciation/depreciation on investments 33,132,047 5,880,519
Net change in unrealized appreciation/depreciation on futures contracts 35,589 (567)
Net realized/unrealized gains on investments 44,990,447 32,806,200
Change in net assets resulting from operations $ 46,961,772 $ 34,361,649

Statements of Operations - continued
For the Six Months Ended June 30, 2026 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan High
Dividend Stock ETF
Timothy Plan
International ETF
Investment Income:
Dividend income $ 4,557,573 $ 4,863,022
Interest income 2,363 134
Foreign tax withholding 19 (723,072)
Total Income 4,559,955 4,140,084
Expenses:
Investment advisory fees 878,585 694,729
Total Expenses 878,585 694,729
Net Investment Income (Loss) 3,681,370 3,445,355
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments and foreign currency transactions 8,117,825 (927,307)
Net realized gains (losses) from in-kind transactions 3,089,009 13,683,494
Net realized gains (losses) from futures contracts 63,284 34,919
Net change in unrealized appreciation/depreciation on investments and foreign currency translations 19,517,996 357,619
Net change in unrealized appreciation/depreciation on futures contracts 5,336 2,121
Net realized/unrealized gains on investments 30,793,450 13,150,846
Change in net assets resulting from operations $ 34,474,820 $ 16,596,201

Statements of Operations - continued
For the Six Months Ended June 30, 2026 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan Free
Cash Flow ETF
(a)
Timothy Plan Free
Cash Flow Growth
ETF
(a)
Investment Income:
Dividend income $ 78,786 $ 19,917
Foreign tax withholding (750) —
Total Income 78,036 19,917
Expenses:
Investment advisory fees 28,017 24,404
Total Expenses 28,017 24,404
Net Investment Income (Loss) 50,019 (4,487)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from in-kind transactions 46,572 54,489
Net change in unrealized appreciation/depreciation on investments (495,117) 2,812,377
Net realized/unrealized gains/losses on investments (448,545) 2,866,866
Change in net assets resulting from operations $ (398,526) $ 2,862,379
(a) Commencement of operations on May 5, 2026.

Statements of Operations - continued
For the Six Months Ended June 30, 2026 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan Fixed
Income ETF
(a)
Investment Income:
Interest income $ 145,254
Total Income 145,254
Expenses:
Investment advisory fees 16,906
Total Expenses 16,906
Net Investment Income (Loss) 128,348
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments (22,939)
Net change in unrealized appreciation/depreciation on investments (92,940)
Net change in unrealized appreciation/depreciation on futures contracts 7,824
Net realized/unrealized losses on investments (108,055)
Change in net assets resulting from operations $ 20,293
(a) Commencement of operations on May 5, 2026.

Statements of Changes in Net Assets
Timothy Plan
See notes to financial statements.

Timothy Plan US Small Cap Core
ETF
Timothy Plan US Large/Mid Cap
Core ETF
For the
Six
Months
Ended
June 30,
2026
For the
Year
Ended
December 31,
2025
For the
Six
Months
Ended
June 30,
2026
For the
Year
Ended
December 31,
2025
(Unaudited) (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss) $ 1,971,325 $ 2,426,523 $ 1,555,449 $ 2,652,940
Net realized gains (losses)   11,822,811 10,341,636 26,926,248 19,019,633
Net change in unrealized appreciation/depreciation   33,167,636 3,454,985 5,879,952 4,283,554
Change in net assets resulting from operations 46,961,772 16,223,144 34,361,649 25,956,127
Distributions to Shareholders:
Distributions (1,575,022) (2,465,950) (1,403,374) (2,714,595)
Change in net assets resulting from distributions to
shareholders (1,575,022) (2,465,950) (1,403,374) (2,714,595)
Change in net assets resulting from capital transactions 36,824,048 93,698,090 (46,395,594) 26,667,469
Change in net assets 82,210,798 107,455,284 (13,437,319) 49,909,001
Net Assets:
Beginning of period 277,221,264 169,765,980 317,707,093 267,798,092
End of period $ 359,432,062 $ 277,221,264 $ 304,269,774 $ 317,707,093
Capital Transactions:
Proceeds from shares issued $ 58,256,101 $ 155,876,643 $ 23,918,998 $ 78,804,046
Proceeds from shares issued in reorganization — — — 18,016,109
Cost of shares redeemed (21,432,053) (62,178,553) (70,314,592) (70,152,686)
Change in net assets resulting from capital transactions $ 36,824,048 $ 93,698,090 $ (46,395,594) $ 26,667,469
Share Transactions:
Issued 1,300,000 3,900,000 500,000 1,949,984
Issued in reorganization — — — 387,025
Redeemed (500,000) (1,550,000) (1,450,000) (1,600,001)
Change in Shares 800,000 2,350,000 (950,000) 737,008

Statements of Changes in Net Assets - continued
Timothy Plan
See notes to financial statements.

Timothy Plan High Dividend Stock
ETF Timothy Plan International ETF
For the
Six
Months
Ended
June 30,
2026
For the
Year
Ended
December 31,
2025
For the
Six
Months
Ended
June 30,
2026
For the
Year
Ended
December 31,
2025
(Unaudited) (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss) $ 3,681,370 $ 6,091,405 $ 3,445,355 $ 3,115,132
Net realized gains (losses)   11,270,118 16,926,028 12,791,106 8,512,357
Net change in unrealized appreciation/depreciation   19,523,332 1,754,900 359,740 30,133,118
Change in net assets resulting from operations 34,474,820 24,772,333 16,596,201 41,760,607
Distributions to Shareholders:
Distributions (3,455,155) (6,168,429) (3,614,575) (4,322,462)
Change in net assets resulting from distributions to
shareholders (3,455,155) (6,168,429) (3,614,575) (4,322,462)
Change in net assets resulting from capital transactions 1,976,726 60,743,170 35,570,220 46,457,702
Change in net assets 32,996,391 79,347,074 48,551,846 83,895,847
Net Assets:
Beginning of period 317,478,745 238,131,671 196,020,840 112,124,993
End of period $ 350,475,136 $ 317,478,745 $ 244,572,686 $ 196,020,840
Capital Transactions:
Proceeds from shares issued $ 16,575,613 $ 93,345,152 $ 74,404,637 $ 56,900,868
Proceeds from shares issued in reorganization — 23,553,231 — —
Cost of shares redeemed (14,598,887) (56,155,213) (38,834,417) (10,443,166)
Change in net assets resulting from capital transactions $ 1,976,726 $ 60,743,170 $ 35,570,220 $ 46,457,702
Share Transactions:
Issued 400,000 2,599,982 2,000,000 1,750,000
Issued in reorganization — 597,368 — —
Redeemed (350,000) (1,500,000) (1,050,000) (350,000)
Change in Shares 50,000 1,697,350 950,000 1,400,000

Statements of Changes in Net Assets - continued
Timothy Plan
See notes to financial statements.

Timothy Plan
Free Cash
Flow ETF
Timothy Plan
Free Cash
Flow Growth
ETF
Timothy Plan
Fixed Income
ETF
For the Period May
5, 2026
(a)
through
June 30, 2026
For the Period May
5, 2026
(a)
through
June 30, 2026
For the Period May
5, 2026
(a)
through
June 30, 2026
(Unaudited) (Unaudited) (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss) $ 50,019 $ (4,487) $ 128,348
Net realized gains (losses)   46,572 54,489 (22,939)
Net change in unrealized appreciation/depreciation   (495,117) 2,812,377 (85,116)
Change in net assets resulting from operations (398,526) 2,862,379 20,293
Distributions to Shareholders:
Distributions (36,200) — (66,197)
Change in net assets resulting from distributions to shareholders (36,200) — (66,197)
Change in net assets resulting from capital transactions 39,655,900 32,629,533 21,263,377
Change in net assets 39,221,174 35,491,912 21,217,473
Net Assets:
Beginning of period — — —
End of period $ 39,221,174 $ 35,491,912 $ 21,217,473
Capital Transactions:
Proceeds from shares issued $ 40,278,458 $ 34,486,228 $ 21,263,377
Cost of shares redeemed (622,558) (1,856,695) —
Change in net assets resulting from capital transactions $ 39,655,900 $ 32,629,533 $ 21,263,377
Share Transactions:
Issued 1,600,000 1,350,000 850,000
Redeemed (25,000) (75,000) —
Change in Shares 1,575,000 1,275,000 850,000
(a) Commencement of operations.

Financial Highlights
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan US Small Cap Core ETF
For the Six
Months
Ended
June 30, 2026
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 41.38 $ 39.03 $ 35.34 $ 30.39 $ 35.49 $ 27.71
Investment Activities:
Net Investment Income (Loss)
(a)
0.28 0.45 0.38 0.36 0.34 0.40
Net Realized and Unrealized Gains (Losses) on
Investments 6.48 2.34 3.69 4.97 (5.11) 7.78
Total from Investment Activities 6.76 2.79 4.07 5.33 (4.77) 8.18
Distributions to Shareholders:
Net Investment Income (0.22) (0.44) (0.38) (0.38) (0.33) (0.40)
Total Distributions (0.22) (0.44) (0.38) (0.38) (0.33) (0.40)
Net Asset Value, End of Period $ 47.92 $ 41.38 $ 39.03 $ 35.34 $ 30.39 $ 35.49
Total Return
(b)(c)
16.40% 7.22% 11.57% 17.64% (13.45%) 29.62%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(d)
0.52% 0.52% 0.52% 0.52% 0.52% 0.52%
Ratio of Net Investment Income (Loss) to Average
Net Assets
(d)
1.28% 1.14% 1.02% 1.13% 1.09% 1.20%
Net Assets, End of Period (000's) $ 359,432 $ 277,221 $ 169,766 $ 102,476 $ 71,422 $ 56,792
Portfolio Turnover
(b)(e)
30% 47% 44% 60% 59% 57%
Table Line
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan US Large/Mid Cap Core ETF
For the Six
Months
Ended
June 30, 2026
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 45.47 $ 42.85 $ 38.22 $ 33.47 $ 38.65 $ 30.93
Investment Activities:
Net Investment Income (Loss)
(a)
0.22 0.40 0.37 0.36 0.35 0.24
Net Realized and Unrealized Gains (Losses) on
Investments 4.92 2.62 4.64 4.73 (5.17) 7.72
Total from Investment Activities 5.14 3.02 5.01 5.09 (4.82) 7.96
Distributions to Shareholders:
Net Investment Income (0.21) (0.40) (0.38) (0.34) (0.36) (0.24)
Total Distributions (0.21) (0.40) (0.38) (0.34) (0.36) (0.24)
Net Asset Value, End of Period $ 50.40 $ 45.47 $ 42.85 $ 38.22 $ 33.47 $ 38.65
Total Return
(b)(c)
11.32% 7.09% 13.12% 15.30% (12.48%) 25.82%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(d)
0.52% 0.52% 0.52% 0.52% 0.52% 0.52%
Ratio of Net Investment Income (Loss) to Average
Net Assets
(d)
0.94% 0.89% 0.90% 1.03% 1.02% 0.69%
Net Assets, End of Period (000's) $ 304,270 $ 317,707 $ 267,798 $ 236,951 $ 179,060 $ 168,140
Portfolio Turnover
(b)(e)
20% 38%
(f)
25% 30% 26% 27%
Table Line
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions.
(f) Excludes the merger transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan High Dividend Stock ETF
For the Six
Months
Ended
June 30, 2026
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 38.49 $ 36.36 $ 33.16 $ 31.13 $ 32.49 $ 25.88
Investment Activities:
Net Investment Income (Loss)
(a)
0.45 0.81 0.77 0.75 0.73 0.61
Net Realized and Unrealized Gains (Losses) on
Investments 3.72 2.13 3.19 2.01 (1.35) 6.60
Total from Investment Activities 4.17 2.94 3.96 2.76 (0.62) 7.21
Distributions to Shareholders:
Net Investment Income (0.42) (0.81) (0.76) (0.73) (0.74) (0.60)
Total Distributions (0.42) (0.81) (0.76) (0.73) (0.74) (0.60)
Net Asset Value, End of Period $ 42.24 $ 38.49 $ 36.36 $ 33.16 $ 31.13 $ 32.49
Total Return
(b)(c)
10.84% 8.19% 11.99% 9.03% (1.88%) 28.10%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(d)
0.52% 0.52% 0.52% 0.52% 0.52% 0.52%
Ratio of Net Investment Income (Loss) to Average
Net Assets
(d)
2.17% 2.13% 2.15% 2.39% 2.32% 2.07%
Net Assets, End of Period (000's) $ 350,475 $ 317,479 $ 238,132 $ 228,798 $ 178,986 $ 131,582
Portfolio Turnover
(b)(e)
20% 49%
(f)
34% 41% 42% 43%
Table Line
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions.
(f) Excludes the merger transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan International ETF
For the Six
Months
Ended
June 30, 2026
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 34.69 $ 26.38 $ 26.43 $ 23.30 $ 29.06 $ 26.98
Investment Activities:
Net Investment Income (Loss)
(a)
0.56 0.68 0.63 0.64 0.66 0.56
Net Realized and Unrealized Gains (Losses) on
Investments 2.38 8.55 0.11 3.12 (5.82) 2.21
Total from Investment Activities 2.94 9.23 0.74 3.76 (5.16) 2.77
Distributions to Shareholders:
Net Investment Income (0.57) (0.92) (0.79) (0.63) (0.60) (0.69)
Total Distributions (0.57) (0.92) (0.79) (0.63) (0.60) (0.69)
Net Asset Value, End of Period $ 37.06 $ 34.69 $ 26.38 $ 26.43 $ 23.30 $ 29.06
Total Return
(b)(c)
8.46% 35.44% 2.77% 16.41% (17.80%) 10.34%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(d)
0.62% 0.62% 0.62% 0.62% 0.62% 0.62%
Ratio of Net Investment Income (Loss) to Average
Net Assets
(d)
3.07% 2.17% 2.34% 2.60% 2.72% 1.94%
Net Assets, End of Period (000's) $ 244,573 $ 196,021 $ 112,125 $ 97,801 $ 76,875 $ 82,827
Portfolio Turnover
(b)(e)
18% 32% 35% 34% 39% 42%
Table Line
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan
Free Cash
Flow ETF
For the period
May 5, 2026
(a)
to June 30,
2026
(Unaudited)
Net Asset Value, Beginning of Period $ 25.00
Investment Activities:
Net Investment Income (Loss)
(b)
0.04
Net Realized and Unrealized Gains (Losses) on Investments (0.12)
Total from Investment Activities (0.08)
Distributions to Shareholders:
Net Investment Income (0.02)
Total Distributions (0.02)
Net Asset Value, End of Period $ 24.90
Total Return
(c)(d)
(0.30%)
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(e)
0.59%
Ratio of Net Investment Income (Loss) to Average Net Assets
(e)
1.03%
Net Assets, End of Period (000's) $ 39,221
Portfolio Turnover
(c)(f)
0%
Table Line
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan
Free Cash
Flow Growth
ETF
For the period
May 5, 2026
(a)
to June 30,
2026
(Unaudited)
Net Asset Value, Beginning of Period $ 25.00
Investment Activities:
Net Investment Income (Loss)
(b)
—
(c)
Net Realized and Unrealized Gains (Losses) on Investments 2.84
Total from Investment Activities 2.84
Net Asset Value, End of Period $ 27.84
Total Return
(d)(e)
11.35%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(f)
0.59%
Ratio of Net Investment Income (Loss) to Average Net Assets
(f)
(0.11%)
Net Assets, End of Period (000's) $ 35,492
Portfolio Turnover
(d)(g)
0%
Table Line
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan
Fixed Income
ETF
For the period
May 5, 2026
(a)
to June 30,
2026
(Unaudited)
Net Asset Value, Beginning of Period $ 25.00
Investment Activities:
Net Investment Income (Loss)
(b)
0.16
Net Realized and Unrealized Gains (Losses) on Investments (0.12)
Total from Investment Activities 0.04
Distributions to Shareholders:
Net Investment Income (0.08)
Total Distributions (0.08)
Net Asset Value, End of Period $ 24.96
Total Return
(c)(d)
0.17%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(e)
0.55%
Ratio of Net Investment Income (Loss) to Average Net Assets
(e)
4.11%
Net Assets, End of Period (000's) $ 21,217
Portfolio Turnover
(c)
32%
Table Line
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.

Notes to Financial Statements
June 30, 2026 (Unaudited)
Timothy Plan

1. ORGANIZATION:
The Timothy Plan (the “Trust”) was organized pursuant to a trust agreement dated December 16, 1993 as a Delaware business trust. The
Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company and thus is determined to be an investment company for accounting purposes. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—
Investment Companies.” The Trust is comprised of multiple series funds, seven of which are exchange-traded funds (“ETFs”), and are authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each ETF is classified as diversified under the 1940 Act.
The accompanying financial statements are those of the Timothy Plan US Small Cap Core ETF (“US Small Cap Core ETF”), Timothy Plan US
Large/Mid Cap Core ETF (“US Large/Mid Cap Core ETF”), Timothy Plan High Dividend Stock ETF (“High Dividend Stock ETF”), Timothy Plan
International ETF (“International ETF”), Timothy Plan Free Cash Flow ETF* (“Free Cash Flow ETF”), Timothy Plan Free Cash Flow Growth
ETF* (“Free Cash Flow Growth ETF”), and Timothy Plan Fixed Income ETF* (“Fixed Income ETF”) (individually, a “Fund” and collectively, the
“Funds”). The Funds seek to provide investment results that track the performance of an underlying index, before fees and expenses. The underlying indices for the US Small Cap Core ETF, US Large/Mid Cap Core ETF, High Dividend Stock ETF, International ETF, Free Cash Flow
ETF, Free Cash Flow Growth ETF, and Fixed Income ETF are the Victory US Small Cap Volatility Weighted BRI Index, Victory US Large/Mid Cap
Volatility Weighted BRI Index, Victory US Large Cap High Dividend Volatility Weighted BRI Index, Victory International Volatility Weighted BRI
Index, Victory US Large/Mid Cap Volatility Weighted BRI Index, Victory Free Cash Flow Growth BRI Index, and Bloomberg U.S. Aggregate Index
(individually, an “Index” and collectively, the “Indices”), respectively.
* Commenced operations May 5, 2026.
Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under
GAAP that are applicable to investment companies.
Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE” or the “Exchange”). The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”) for US Small Cap Core ETF, US Large/Mid Cap Core ETF, High
Dividend Stock ETF and International ETF and in aggregations for 25,000 Shares (each a "Creation Unit") for Free Cash Flow ETF, Free Cash Flow
Growth ETF and Fixed Income ETF. The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus transaction fees (“Transaction Fees”) as further described below. Shares trade on the Exchange at market prices that may be below, at, or above NAV.
Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant
is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of
the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation
Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.
The Funds reserve the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of
Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Notes to Financial Statements - continued
June 30, 2026 (Unaudited)
Timothy Plan

Transaction Fees include a fixed fee (“Fixed Fee”) payable to the Custodian (“Citibank N.A.”), which is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction. Transaction Fees may also include an additional variable charge (“Variable Charge”) for purchases and redemptions of Creation Units for cash or involving cash-in-lieu, to compensate each Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions. Under certain circumstances, the
Transaction Fees may be waived or adjusted. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund. Variable fees received by each Fund are displayed in the Capital
Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.
Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.
The Transaction Fees for each Fund are listed below:
* As a percentage of the amount invested.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
Portfolio securities listed or traded on securities exchanges including, common stocks, warrants and American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded.
These valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at
Fee for In-Kind and
Cash Purchases
and Redemptions
Maximum
Additional Variable
Charge for Cash
Purchases and
Redemptions*
US Small Cap Core ETF $250 2.00%
US Large/Mid Cap Core ETF $500 2.00%
High Dividend Stock ETF $250 2.00%
International ETF $4,500 2.00%
Free Cash Flow ETF $500 2.00%
Free Cash Flow Growth ETF $250 2.00%
Fixed Income ETF $250 2.00%

Notes to Financial Statements - continued
June 30, 2026 (Unaudited)
Timothy Plan

amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as
Level 2 in the fair value hierarchy
.
Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by valuation designee and under the general supervision and oversight of the Trust’s Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.
A summary of the valuations as of June 30, 2026 , based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:
US Small Cap Core ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 358,631,355 $ – $ – $ 358,631,355
Total 358,631,355 – – 358,631,355
Other Financial Instruments*
Assets:
Futures Contracts 8,231 – – 8,231
Total $ 8,231 $ – $ – $ 8,231
US Large/Mid Cap Core ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 303,634,143 $ – $ – $ 303,634,143
Rights $ – $ – $ 2,195 $ 2,195
Total 303,634,143 – 2,195 303,636,338
Other Financial Instruments*
Assets:
Futures Contracts 2,393 – – 2,393
Total $ 2,393 $ – $ – $ 2,393
High Dividend Stock ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 348,877,341 $ – $ – $ 348,877,341
Total 348,877,341 – – 348,877,341
Other Financial Instruments*
Assets:
Futures Contracts 2,833 – – 2,833
Total $ 2,833 $ – $ – $ 2,833
International ETF

Notes to Financial Statements - continued
June 30, 2026 (Unaudited)
Timothy Plan

Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 242,369,214 $ – $ – $ 242,369,214
Rights $ 9,694 $ – $ – $ 9,694
Warrants $ – $ – $ –(a) $ –
Total 242,378,908 – – 242,378,908
Other Financial Instruments*
Assets:
Futures Contracts 2,093 – – 2,093
Total $ 2,093 $ – $ – $ 2,093
Free Cash Flow ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 39,164,802 $ – $ – $ 39,164,802
Total 39,164,802 – – 39,164,802
Free Cash Flow Growth ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 35,468,954 $ – $ – $ 35,468,954
Total 35,468,954 – – 35,468,954
Fixed Income ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Corporate Bonds $ – $ 3,810,520 $ – $ 3,810,520
Collateralized Mortgage Obligations $ – $ 1,779,679 $ – $ 1,779,679
Senior Secured Loan $ – $ 443,475 $ – $ 443,475
U.S. Government Agency Mortgage $ – $ 5,734,972 $ – $ 5,734,972
U.S. Treasury Obligations $ – $ 5,193,713 $ – $ 5,193,713
Asset-Backed Securities $ – $ 3,293,937 $ – $ 3,293,937
Municipal Bonds $ – $ 3,772 $ – $ 3,772
Collateralized Loan Obligations $ – $ 44,000 $ – $ 44,000
Yankee Dollar $ – $ 782,215 $ – $ 782,215
Total – 21,086,283 – 21,086,283
Other Financial Instruments*
Assets:
Futures Contracts 7,824 – – 7,824
Total $ 7,824 $ – $ – $ 7,824
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements - continued
June 30, 2026 (Unaudited)
Timothy Plan

As of June 30, 2026 , there were no transfers into/out of Level 3. Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, no additional disclosures are necessary for the period ended June 30, 2026 .
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-
backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government
National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae”
and “Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S.
government.
Collateralized Loan Obligations (“CLOs”):
CLOs are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches) and can be equity or debt with specific adjustable or fixed interest rates and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Futures Contracts:
During the period ended June 30, 2026 , the Funds used futures contracts to provide market exposure on the Funds’ cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be
(a) Zero market value.

Notes to Financial Statements - continued
June 30, 2026 (Unaudited)
Timothy Plan

significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded. Deposits for futures for the Funds are reported as Deposit with broker for futures contracts on the Statements of Assets and Liabilities. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “Variation Margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds recorded a payable or receivable on variation margin.
The Funds expect to earn interest income on its margin deposits. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Realized and unrealized gains and losses are reported as “Net realized gains/(losses) from futures transactions” and “Net change in unrealized appreciation/depreciation on futures contracts”, respectively, on the Statements of Operations.
Summary of Derivative Instruments
The following is a summary of the fair values of derivative instruments on Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2026 :
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended June 30, 2026
:
Average Notional Value
The table below summarizes the monthly average notional value of futures contracts for the period ended June 30, 2026 :
Assets
Fund
Variation Margin
Receivable on Open
Futures Contracts*
Equity Risk Exposure:
–
US Small Cap Core ETF $ 8,231
US Large/Mid Cap Core ETF 2,393
High Dividend Stock ETF 2,833
International ETF 2,093
Interest Rate Risk Exposure:
–
Fixed Income ETF 7,824
Fund
Net realized gains (losses)
from futures transactions
Net Change in
unrealized appreciation
(depreciation) on
futures transactions
Equity Risk Exposure:
– –
US Small Cap Core ETF $ 129,102 $ 35,589
US Large/Mid Cap Core ETF 80,730 (567)
High Dividend Stock ETF 63,284 5,336
International ETF 34,919 2,121
Interest Rate Risk Exposure:
– –
Fixed Income ETF – 7,824

Notes to Financial Statements - continued
June 30, 2026 (Unaudited)
Timothy Plan

Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Dividends to Shareholders:
Dividends from net investment income, if any, are declared and paid monthly by the Funds. Distributable net realized gains, if any, are declared and distributed at least annually by each Fund.
The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition “temporary difference”), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
Federal Income Taxes:
It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds identifies its major tax jurisdiction as U.S. Federal.
As of and during the period ended June 30, 2026 , the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For the current open tax year, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.
3. PURCHASES AND SALES OF SECURITIES:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the period ended
June
30, 2026, were as follows:
Average
Notional Value
Fund
Long
US Small Cap Core ETF $ 688,927
US Large/Mid Cap Core ETF 532,263
High Dividend Stock ETF 954,875
International ETF 1,175,228
Fixed Income ETF 185,099
Excluding in-kind transactions Associated with in-kind transactions
Fund
Purchases Sales Purchases Sales
US Small Cap Core ETF $ 94,001,909 $ 92,836,063 $ 55,685,160 $ 21,342,781
US Large/Mid Cap Core ETF 66,473,313 65,821,456 23,869,964 70,131,053

Notes to Financial Statements - continued
June 30, 2026 (Unaudited)
Timothy Plan

 For the period ended June 30, 2026 , there were no purchases or sales of U.S. Government Securities.
4. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES:
Timothy Partners, Ltd (“TPL” or the “Advisor”), a Florida limited partnership, serves as the Funds’ investment advisor pursuant to an Investment
Advisory Agreement. Subject always to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the
Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Management Fee is designed to cause substantially all of the Funds’
expenses to be paid and to compensate the Advisor for providing services for the Funds. US Small Cap Core ETF, US Large/Mid Cap Core ETF,
High Dividend Stock ETF pay a Management Fee equivalent to 0.52% and International ETF pays a Management Fee equivalent to 0.62%, Free
Cash Flow ETF and Free Cash Flow Growth ETF pays a Management Fee equivalent to 0.59% and Fixed Income ETF pays a Management Fee equivalent to 0.55%, of the Fund’s average daily net assets, computed daily and paid monthly.
Victory Capital Management, Inc., a New York corporation, serves as the Funds’ sub-advisor pursuant to a written sub-advisory agreement with the Advisor and receives fees from the Advisor for these services.
Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the
Trust. Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, N.A., acts as the Funds’ administrator and fund accountant pursuant to a
Services Agreement with the Trust.
Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.
Pine Advisor Solutions provides compliance services to the Trust.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Advisor.
5. INVESTMENT RISKS:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks.
Excluding in-kind transactions Associated with in-kind transactions
Fund
Purchases Sales Purchases Sales
High Dividend Stock ETF 67,756,746 67,712,163 16,512,023 14,541,329
International ETF 68,705,422 39,913,295 43,223,272 37,961,957
Free Cash Flow ETF 131,481 — 40,103,590 —
Free Cash Flow Growth ETF 150,834 — 34,305,215 1,853,961
Fixed Income ETF 11,729,810 1,556,127 — —
US Small Cap Core ET US Large/Mid Cap Core ET High Dividend Stock ETF International ETF Free Cash Flow ETF Free Cash Flow Growth ETF Fixed Income ETF
Excluded Security Risk X X X X X X X
Equity Securities Risk X X X X X X
Index Risk X X X X X X

Notes to Financial Statements - continued
June 30, 2026 (Unaudited)
Timothy Plan

Excluded Security Risk
Because the Index omits Excluded Securities, the Funds may be riskier than other funds that invest in a broader array of securities. Biblically
Responsible Investing (“BRI”) may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Funds may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes between these dates.
Equity Securities Risk
The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline)
because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Index Risk
There is no guarantee that the Funds’ investment results will have a high degree of correlation to those of the respective Underlying Index or that the Funds will achieve their investment objectives. Market disruptions and regulatory restrictions could have an adverse effect on the
Funds’ ability to adjust their exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Funds and their shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.
Large-Capitalization Stock Risk
The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Limited History of Operations
The Fund is fairly new and, therefore, has a limited history of operations for investors to evaluate .
Foreign Investing Risk
Foreign investing risk is the possibility that the value of a Fund’s investments in foreign companies, or securities of companies with significant business operations outside of the U.S., will decrease because of currency exchange-rate fluctuations; foreign market illiquidity; emerging-
market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; less publicly available information about foreign issuers; difficulties in obtaining legal judgments; and foreign withholding taxes, among other challenges in non-U.S. investments. Foreign investing may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies or companies primarily with domestic operations. Foreign investments may be more difficult to value than U.S. securities. Risks that require additional consideration are:
• Currency Risk
—
Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing losses.
Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates; intervention
(or the failure to intervene) by governments, central banks or supranational entities; the imposition of currency controls; or other political
Large-Capitalization Stock Risk X X X X
Limited History of Operations X X X
Foreign Investing Risk X X
Foreign Securities Risk X X
Mid-Capitalization Stock Risk X X
Small Company Risk X
Debt Securities or Bond Risk X

Notes to Financial Statements - continued
June 30, 2026 (Unaudited)
Timothy Plan

developments in the United States or abroad.
• Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include ADRs and GDRs (collectively
Depositary Receipts). To the extent a Fund acquires Depositary Receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, a Fund may not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.
• Political Risk — Political risk includes a greater potential for coups d’état, revolts, and expropriation by governmental organizations.
• European Economic Risk — On January 31, 2020, the United Kingdom (“UK”) left the European Union (“EU”), commonly referred to as a “Brexit.” The impact of Brexit is so far uncertain. The effect on the UK’s economy will likely depend on the ongoing nature of trade relations with the EU. Brexit may cause increased volatility and may have a significant adverse impact for some time on business activity, world financial markets, international trade agreements, the UK and European economies and the broader global economy.
Foreign Securities Risk
Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments.
Foreign securities could be affected by factors not present in the U.S. including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment
Mid-Capitalization Stock Risk
Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Small Company Risk
Small company stocks present above-average risks. This means that when stock prices decline overall, the Portfolios may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to be less liquid and fluctuate in value more than the stocks of larger, more established companies.
Debt Securities or Bond Risk
The Fund is subject to the risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond’s sensitivity to a change in interest rates Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Should the U.S.Federal Reserve raise interest rates, the
Fund may be subject to risks associated with rising interest rates. The fixed-income securities in the Fund’s portfolio also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return.
 6. FEDERAL INCOME TAX INFORMATION:
The tax characteristics of distributions paid to shareholders during the year/period ended December 31, 2025 were as follows:

Notes to Financial Statements - continued
June 30, 2026 (Unaudited)
Timothy Plan

.
At December 3 1 , 202 5 , the Funds had net capital loss carry forwards (“CLCFs”) for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders.
CLCFs not subject to expiration:
As of December 3 1 , 202 5 , the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:
In this reporting period, the Funds adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-09,
"Income Taxes (Topic 740) Improvements to Income Tax Disclosures" ("ASU 2023-09"). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds' financial position or results of operations.
A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year ended December 31, 2025, were determined to not be significant.
7. SEGMENT REPORTING:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
Year Ended December 31, 2025
Distributions Paid From:
Fund
Ordinary
Income
Total Taxable
Distributions
Total Distributions
Paid
*
US Small Cap Core ETF $ 2,465,950 $ 2,465,950 $ 2,465,950
US Large/Mid Cap Core ETF 2,714,595 2,714,595 2,714,595
High Dividend Stock ETF 6,168,429 6,168,429 6,168,429
International ETF 4,322,462 4,322,462 4,322,462
* Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Fund
Short-Term
Amount
Long-Term
Amount Total
US Small Cap Core ETF $ (19,316,930) $ (9,943,863) $ (29,260,793)
US Large/Mid Cap Core ETF* (11,735,681) (16,452,664) (28,188,345)
High Dividend Stock ETF* (7,975,457) (12,831,058) (20,806,515)
International ETF (591,243) (3,945,222) (4,536,465)
* All or a portion are limited as a result of changes in ownership in connection with merger reorganization. Unused limitations during a year accumulate for future use in offsetting net capital gains. IRC Section 382 limitations of short-term $9,771,987 and long-term $2,791,824 and short-term
$11,379,751 and long-term $577,195 are included in the above amounts for US Large/Mid Cap Core ETF and High Dividend Stock ETF, respectively.
Fund
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Small Cap Core ETF $ 254,392,782 $ 32,771,312 $ (11,250,464) $ 21,520,848
US Large/Mid Cap Core ETF 277,032,509 51,532,126 (12,045,084) 39,487,042
High Dividend Stock ETF 302,254,071 26,918,525 (13,035,363) 13,883,162
International ETF 158,643,134 41,625,890 (5,034,804) 36,591,086

Notes to Financial Statements - continued
June 30, 2026 (Unaudited)
Timothy Plan

8. SUBSEQUENT EVENTS:
Management has evaluated subsequent events through the date these financial statements were issued.
Distributions
Subsequent to June 30, 2026, the Funds paid a distribution from ordinary income for the following amounts:
Fund
7/9/2026 8/7/2026
US Small Cap Core ETF $ 413,160 $ 110,347
US Large/Mid Cap Core ETF 157,234 60,670
High Dividend Stock ETF 408,962 281,35 6
International ETF 476,982 -
Free Cash Flow ETF 16,964 16,334
Fixed Income ETF 82,103 77,77 4

Approval of Investment Advisory and Sub-Advisory Agreement (Form N-CSR Item 11)
June 30, 2026
Timothy Plan

Renewal of Investment Advisory Agreement between the Trust and Timothy Partners, Ltd. (“TPL”)
At an in-person meeting held on February 26-27, 2026, the Trustees considered the Investment
Advisory Agreement between the Trust and Timothy Partners, Ltd. (the “Advisor” or “TPL”) for the U.S.
Large Cap Core ETF, High Dividend Yield ETF, U.S. Small Cap Core ETF, and International ETF (each, a
“Fund” and together, the “Funds”). Fund counsel reviewed the standards of review required of Trustees, and
Independent Trustees in particular, with respect to the renewal of advisory and sub-advisory agreements.
The Trustees reviewed the 2026 Annual Investment Advisory Agreement Renewal Questionnaire
responses provided by TPL and the materials provided by the Advisor in support of the continuance of the Investment Advisory Agreement, including, including, among other things, the Advisor’s financial statements, Form ADV, Compliance Policies and Procedures Manual, information regarding the Advisor’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Investment Advisory Agreement.
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Funds by the Advisor. The Trustees specifically reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that the Advisor has a staff of skilled investment professionals who provide research and monitoring services to the Funds and determined that the Advisor possesses adequate resources to manage the Funds. The Trustees also considered the Advisor’s compliance program and noted
the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees also considered the Advisor’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectus. The Trustees noted that the Advisor had managed the Funds since their inceptions, had implemented and provided continuous monitoring of the Biblically
Responsible Investing (“BRI”) screens utilized by the Trust, oversaw and monitored the ongoing activities of the Funds’ sub-advisor, and provided general management services to the Trust.
The Trustees next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment manager of the Funds. The Trustees noted that comprehensive performance information had been provided for each Fund at each Trustees’ Meeting, and the Trustees incorporated that information into their considerations. The Board noted that each of the Funds has a strategy to track a specific benchmark and they considered how the performance of each Fund compared to such Fund’s respective benchmark and peer group while acknowledging that the BRI screening process employed by the Advisor disqualified a number of issuers that constituted major components of the Funds’ benchmark indices and did not apply to the other funds in the peer groups. After review of the Funds’ performance over time, the Trustees concluded that each Fund’s performance was satisfactory and that the Advisor was performing its responsibilities in a professional manner.
The Trustees next reviewed the contractual investment advisory fee rates payable by the Funds, noting that each Fund has a unitary management fee. As a part of their review, the Trustees considered each Fund’s unitary management fee and total expense ratio compared to similar funds. The Trustees considered the fees charged by the Advisor in light of the services provided to the Funds by the Advisor, the

Approval of Investment Advisory and Sub-Advisory Agreement (Form N-CSR Item 11) - continued
June 30, 2026
Timothy Plan

unique nature of the Funds and their BRI screening requirements, and the Advisor’s role as a manager of managers. After full and careful consideration of the materials presented to the Trustees, the Trustees made the following conclusions: The fees charged by the Advisor for each Fund were within the range of fees charged by competitors with similar screens. The Trustees concluded that the fees were not so high as to fall outside the range of fees negotiated at arm’s length. After review of the facts and circumstances applicable to this Trust, the Trustees agreed that the fees charged by the Advisor were fair and reasonable in light of the services provided to the Funds.
The Trustees also discussed the Advisor’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Trustees noted that the current fee structure did not include breakpoints that would reduce the Advisor’s fee rate as the Funds grow in assets, but the
Trustees noted that the Funds currently were not large enough to realize meaningful economies of scale.
The Trustees then reviewed the internal operations of the Advisor and examined whether the Advisor received any ancillary benefits from its relationship with the Trust. The Trustees noted that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any material ancillary benefits or profits deriving from its relationship with the Funds other than advisory fees.
After full consideration of the above factors as well as other factors, the Board, with the Independent
Trustees voting separately, unanimously concluded that approval of the continuance of the Investment
Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions. Further, the Independent Trustees were advised by counsel during their consideration of the Advisory Agreement renewal and the Sub-Advisor Agreement renewals.
Renewal of Sub-Advisory Agreement with Victory Capital Management, Inc.
The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Victory
Capital Management, Inc. (the “Sub-Advisor” or “Victory”), on behalf of each Fund. The Trustees reviewed the 2026 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for Victory and reviewed the materials provided by Victory in support of the continuance of the Investment Sub-Advisory Agreement
(the “Sub-Advisory Agreement”), including, among other things, Victory’s financial statements, Form
ADV, the Compliance Policies and Procedures Manual, information regarding Victory’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Sub-Advisory
Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund by Victory. The Trustees reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that Victory has a staff of skilled investment professionals who provide research and trading services to the Fund and determined that Victory possesses adequate resources to manage the Funds. The Trustees also considered Victory’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program.

Approval of Investment Advisory and Sub-Advisory Agreement (Form N-CSR Item 11) - continued
June 30, 2026
Timothy Plan

The Trustees next considered the investment performance of the Funds and Victory’s performance in managing the Funds. The Trustees noted that comprehensive performance information had been provided for the Funds at each Trustees Meeting, and the Trustees incorporated that information into their considerations.
As each Fund is an index-based ETF, the Board additionally reviewed information regarding each Fund’s performance as compared to its respective underlying index for various time periods. The Board noted
management’s explanation that analysis of investment performance, in absolute terms, is less relevant for index-based Funds than it is for actively managed funds, given the Funds’ index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the extent to which each Fund tracked its underlying index. The
Board reviewed information regarding each Fund’s index tracking, discussing, as applicable, factors which contributed to each Fund’s tracking error. After reviewing each Fund’s performance over time, the Trustees concluded that the Funds’ performance was satisfactory and that Victory was performing its responsibilities in a professional manner.
The Trustees noted that the fees payable to Victory were paid by the Advisor out of the unitary management fees it received and represented an arms’-length negotiation between the Advisor and Victory.
Accordingly, the Trustees did not consider the profitability of the Sub-Advisor’s relationship with the
Funds, but rather limited their inquiry to whether those fees represented a fair percentage of the overall fees paid to the Advisor by each Fund in light of the services provided by Victory. After full and careful consideration, the Trustees agreed that the fees charged by Victory and paid out of the fees received by the
Advisor were fair and reasonable in light of the services provided by Victory. The Independent Trustees considered the economies of scale and decided that this particular factor was not relevant with respect to the Sub-Advisory Agreement because Victory was paid out of the fees paid to Advisor. The Independent
Trustees also considered any “fallout” benefits to Victory with respect to the Fund.
After full consideration of the above factors as well as other factors, the Board, with the Independent
Trustees voting separately, unanimously concluded that approval of the continuance of the Sub-Advisory
Agreement was in the best interest of each Fund and its shareholders. In arriving at this conclusion, the
Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.
Consideration of Matters Related to Launch of New ETFs: Timothy Plan Free Cash Flow ETF,
Timothy Plan Free Cash Flow Growth ETF, and Timothy Plan Fixed Income ETF
At the same Board meeting held February 26-27, 2026, the Trustees also considered a new Investment
Advisory Agreement between the Trust and TPL and a new Sub-Advisory Agreement with Victory with respect to three new ETFs: Timothy Plan Free Cash Flow ETF, Timothy Plan Free Cash Flow Growth ETF,
and Timothy Plan Fixed Income ETF (the “New Funds”). Fund counsel reviewed the standards of review required of Trustees, and Independent Trustees in particular, with respect to the approval of advisory and sub-advisory agreements.
The Trustees received and considered information regarding the nature, extent and quality of services to be provided to the New Funds by the Advisor. The Trustees specifically reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and

Approval of Investment Advisory and Sub-Advisory Agreement (Form N-CSR Item 11) - continued
June 30, 2026
Timothy Plan

day-to-day operations of the New Funds. The Trustees considered that the Advisor has a staff of skilled investment professionals who provide research and trading services to the New Funds and determined that the Advisor possesses adequate resources to manage the New Funds. The Trustees also considered the
Advisor’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees also considered the Advisor’s experience and consistency in incorporating and implementing the unique, biblically based management style that is a stated objective of all the New Funds, as set forth in the New Funds’ prospectuses.
The Trustees considered that the Advisor has not previously served as the investment advisor to the New Funds and, as such, does not have a record of prior performance of managing the New Funds to submit at the Meeting. The Trustees took into account information that they received about the Advisor’s management of other ETFs. The Trustees concluded that based on the New Funds’ investment strategy and the Advisor’s presentation, the Advisor had the expertise to fulfill the New Funds’ investment mandate.
The Trustees next considered information regarding the New Funds’ projected expense ratios and their various components, including the proposed management fees for the New Funds. They compared each
New Fund’s proposed fees, projected expenses and overall expense ratio to expense information for each
New Fund’s peer group, as presented by the Advisor. The Trustees found that the proposed management fee rate appeared to be reasonable for the management of each New Fund’s portfolio under the strategy described for the initial term of the Investment Advisory Agreement.
The Trustees considered the Advisor’s anticipated profitability. The Trustees considered that, as the
Advisor has not previously served as the investment advisor to the New Funds, no record of profitability with respect to each New Fund exists. The Trustees also took into account the Advisor’s estimated costs of managing the New Funds and information provided by the Advisor regarding its financial condition.
The Trustees considered whether the Advisor would realize economies of scale with respect to its management of the New Funds, but noted that, as the New Funds currently had no assets, there were no economies of scale.
The Trustees also reviewed materials provided by the Sub-Advisor regarding the nature, extent and quality of the services to be provided to the New Funds by the Sub-Advisor, including an overview of the Sub-Advisor and the personnel who would perform services for the New Funds. The Trustees reviewed the most recent Form ADV for the Sub-Advisor and considered the qualifications, background and responsibilities of the members of the Sub-Advisor’s portfolio management team. The Trustees also took into account information previously presented by the Sub-Advisor regarding the proposed operation of the New Funds at the November 21, 2025 regular Board meeting and at the special Board meeting held
December 1, 2025.
The Trustees considered that the Sub-Advisor has not previously served as the investment advisor to the New Funds and, as such, does not have a record of prior performance of managing the New Funds to submit at the Meeting. The Trustees took into account information that they had received about Victory’s management of other ETFs. The Trustees concluded that based on the New Funds’ investment strategy and the Sub-Advisor’s presentations, the Sub-Advisor had the expertise to fulfill the New Funds’ investment mandate.
The Trustees next considered information regarding the New Funds’ projected expense ratios, including the proposed sub-advisory fee for each New Fund. The Trustees noted that the sub-advisory fee would be paid by the Advisor out of the unitary fee it received and represented an arms’-length negotiation

Approval of Investment Advisory and Sub-Advisory Agreement (Form N-CSR Item 11) - continued
June 30, 2026
Timothy Plan

between the Advisor and Victory. Accordingly, the Trustees did not consider Victory’s projected profitability or possible economies of scale. The Trustees found that the proposed sub-advisory fee rate appeared to be fair and reasonable for the management of each New Fund’s portfolio under the strategy described for the initial term of the Sub-Advisory Agreement.
The Trustees, having requested and received such information from the Advisor and Sub-Advisor as they believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement and Sub-
Advisory Agreement, determined that approval of the Advisory Agreement and Sub-Advisory Agreement
for initial two-year terms was in the best interests of the New Funds and their shareholders.

Visit our website at
etf.timothyplan.com
Call Timothy Plan at
800.846.7526
Timothy Plan
1055 Maitland Center Commons
Maitland, Florida 32751
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND YOU MAY LOSE MONEY.
You should consider
the Fund’s investment objectives, risks, charges, and expenses. This and other important information can be found in the Fund’s prospectus. To obtain a copy, visit timothyplan.com or call 800.846.7526. Read the prospectus carefully before investing or sending money. ETFs distributed by Foreside Fund Services, LLC, member FINRA and SIPC. Timothy Partners, Ltd. is not affiliated with Foreside Fund Services, LLC.

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable – only for annual reports.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Timothy Plan

By (Signature and Title)     /s/ Greg Ally
                                                                    Greg Ally, Treasurer and Principal Financial Officer

Date      September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Brian Mumbert
                                                                    Brian Mumbert, President and Principal Executive Officer
Date      September 4, 2026

By (Signature and Title)     /s/ Greg Ally
                                                                    Greg Ally, Treasurer and Principal Financial Officer
Date      September 4, 2026